UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22559
First Trust Exchange-Traded Fund IV
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Core Investment Grade ETF
FTCB | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the First Trust Core Investment Grade ETF (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTCB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Core Investment Grade ETF	$56(1)	0.55%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.26% for the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 2.71% for the same Period.
This 55 basis points (“bps”) of outperformance was due to several factors during the Period:
  Overall, the Fund generated a greater level of income than its benchmark, which was beneficial to relative performance.
  The Fund benefited from its overweight allocations to agency mortgage-backed securities (“MBS”) and securitized credit as spreads tightened over the Period.
  The Fund benefited from security selection within the corporate sector, particularly in the Industrial and Financial subsectors.
  Derivatives are typically used to manage interest rate risk as well as offer the potential for income enhancing strategies. Overall, the usage of derivatives was mildly detrimental to Fund’s relative return, as the Fund generally maintained a longer duration compared to the benchmark, which hurt performance as yields moved higher across the curve.
FUND PERFORMANCE (November 7, 2023 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2026)	1 Year	Since Inception (11/7/23)
First Trust Core Investment Grade ETF	3.26%	5.90%
Bloomberg US Aggregate Bond Index	2.71%	5.06%
ICE BofA US Broad Market Index	2.72%	5.09%
Visit  www.ftportfolios.com/etf/FTCB for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance in securitized product investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.
KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$2,551,092,098
Total number of portfolio holdings	794
Total advisory fee paid	$10,790,981
Portfolio turnover rate	136%
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
U.S. Government Agency Mortgage-Backed Securities	33.5%
Corporate Bonds and Notes	20.5%
Mortgage-Backed Securities	20.1%
U.S. Government Bonds and Notes	17.1%
Asset-Backed Securities	6.3%
Foreign Corporate Bonds and Notes	3.9%
Municipal Bonds	1.5%
U.S. Government Agency Securities	0.1%
Exchange-Traded Funds	0.0%
U.S. Treasury Bills	1.4%
Money Market Funds	0.8%
Purchased Options	0.0%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(1.0%)
Written Options	(0.4%)
Net Other Assets and Liabilities(1)	(3.8%)
Total	100.0%
Credit Quality (2)
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTCB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Core Investment Grade ETF (FTCB)

First Trust AAA CMBS ETF
CAAA | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the First Trust AAA CMBS ETF (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CAAA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust AAA CMBS ETF	$36(1)	0.35%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.98% for the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the Bloomberg Non-Agency Investment Grade CMBS: US Aggregate Eligible Aaa Index, which returned 3.90% for the same Period.
This 8 basis points (“bps”) of outperformance was due to several factors during the Period:
  Overall, the Fund generated a greater level of income than its benchmark, which aided performance.
  The Fund was overweight to single-asset single-borrower floating-rate securities, which was beneficial to the Fund’s performance.
  The Fund added exposure to out-of-benchmark agency commercial mortgage-backed securities (“CMBS”) interest-only positions, which helped drive outperformance.
  While utilized primarily to manage yield curve and duration risk, the use of derivatives was mildly detrimental to the Fund’s relative return, as the Fund generally maintained a longer duration than the benchmark, which hurt performance as yields moved higher across the curve.
FUND PERFORMANCE (February 27, 2024 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2026)	1 Year	Since Inception (2/27/24)
First Trust AAA CMBS ETF	3.98%	5.58%
Bloomberg Non-Agency Investment Grade CMBS: US Aggregate Eligible Aaa Index	3.90%	5.63%
Bloomberg US Aggregate Bond Index	2.71%	4.09%
Visit  www.ftportfolios.com/etf/CAAA for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The total returns would have been lower if certain fees had not been waived by the investment advisor.
Performance in securitized product investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.
KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$35,190,370
Total number of portfolio holdings	118
Total advisory fee paid	$100,004
Portfolio turnover rate	18%
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Mortgage-Backed Securities	91.7%
U.S. Government Agency Mortgage-Backed Securities	6.1%
Money Market Funds	2.0%
Net Other Assets and Liabilities(1)	0.2%
Total	100.0%
Credit Quality (2)
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/CAAA or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Fund’s annual unitary management fee was reduced from 0.45% to 0.29% of the Fund’s average daily net assets. Additionally, the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/CAAA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust AAA CMBS ETF (CAAA)

First Trust Structured Credit Income Opportunities ETF
SCIO | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the First Trust Structured Credit Income Opportunities ETF (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SCIO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Structured Credit Income Opportunities ETF	$73(1)	0.71%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.26% for the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the ICE BofA US ABS & CMBS Index, which returned 3.95% for the same Period.
This 131 basis points (“bps”) of outperformance was due to several factors during the Period:
  The Fund maintained a significantly higher level of income than its benchmark, which aided performance.
  The Fund added exposure to out-of-benchmark agency commercial mortgage-backed securities (“CMBS”) interest-only positions, which helped drive outperformance.
  The Fund increased its allocation to non-agency residential mortgage-backed securities (“RMBS”), which generated strong income and spread returns.
  Overall, the Fund’s allocation to lower-rated securitized credit sectors aided performance as spreads tightened over the period.
  Derivatives are typically used to manage interest rate risk as well as offer the potential for income-enhancing strategies. Overall, the usage of derivatives was mildly detrimental to the Fund’s relative return, as the Fund generally maintained a longer duration than the benchmark, which hurt performance as yields moved higher across the curve.
FUND PERFORMANCE (February 27, 2024 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2026)	1 Year	Since Inception (2/27/24)
First Trust Structured Credit Income Opportunities ETF	5.26%	7.52%
ICE BofA US ABS & CMBS Index	3.95%	5.38%
Bloomberg US Aggregate Bond Index	2.71%	4.09%
Visit  www.ftportfolios.com/etf/SCIO for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The total returns would have been lower if certain fees had not been waived by the investment advisor.
Performance in securitized product investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.
KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$500,400,431
Total number of portfolio holdings	441
Total advisory fee paid	$1,473,753
Portfolio turnover rate	98%
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Mortgage-Backed Securities	53.8%
Asset-Backed Securities	32.6%
U.S. Government Agency Mortgage-Backed Securities	16.3%
U.S. Treasury Bills	0.6%
Money Market Funds	0.2%
Purchased Options	0.0%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(1.2%)
Written Options	(0.4%)
Net Other Assets and Liabilities(1)	(1.9%)
Total	100.0%
Credit Quality (2)
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SCIO or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Fund’s annual unitary management fee was reduced from 0.85% to 0.69% of the Fund’s average daily net assets. Additionally, the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SCIO to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Structured Credit Income Opportunities ETF (SCIO)

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	The First Trust Exchange-Traded Fund IV (“Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The Registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
(e)	Not applicable.
(f)	A copy of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Thomas J. Driscoll, Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $105,875 for the fiscal year ended 2025 and $121,000 for the fiscal year ended 2026.
(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

Audit-Related Fees (Investment Advisor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $74,483 for the fiscal year ended 2025 and $117,764 for the fiscal year ended 2026.

Tax Fees (Investment Advisor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s advisor were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s distributor were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

These fees were for tax consultation and/or tax return preparation and professional services rendered for PFIC (Passive Foreign Investment Company) Identification Services.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

All Other Fees (Investment Advisor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s investment advisor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the Registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:	Advisor and Distributor:
(b) 0%	(b) 0%
(c) 0%	(c) 0%
(d) 0%	(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the Registrant for the fiscal year ended 2025 were $74,483 for the Registrant, $28,080 for the Registrant’s investment advisor and $32,400 for the Registrant’s distributor; and for the fiscal year ended 2026 were $117,764 for the Registrant, $13,020 for the Registrant’s investment advisor and $14,940 for the Registrant’s distributor.
(h)	The Registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable to the Registrant.

(j) Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the Registrant is comprised of: Thomas J. Driscoll, Richard E. Erickson, Thomas R. Kadlec, Denise M. Keefe, Robert F. Keith, Niel B. Nielson and Bronwyn Wright.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Annual Financial Statements and Other Information
For the Year Ended July 31, 2026

First Trust Exchange-Traded Fund IV

First Trust Core Investment Grade ETF (FTCB)
First Trust AAA CMBS ETF (CAAA)
First Trust Structured Credit Income Opportunities ETF (SCIO)

Table of Contents
First Trust Exchange-Traded Fund IV
Annual Financial Statements and Other Information
July 31, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments
July 31, 2026

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 33.5%
	Collateralized Mortgage Obligations — 18.4%
	FARM Mortgage Trust
$2,456,752	Series 2024-1, Class A (a) (b)	4.65%	10/01/53	$2,304,180
279,206	Series 2024-2, Class A (a) (b)	5.15%	08/01/54	264,926
	Federal Home Loan Mortgage Corporation
2,746,060	Series 2015-4499, Class CZ	3.50%	08/15/45	2,356,504
8,100,172	Series 2016-4639, Class HZ	3.25%	04/15/53	6,403,036
2,062,931	Series 2019-4885, Class PZ	3.00%	06/15/49	1,422,680
339,460	Series 2019-4942, Class FA, 30 Day Average SOFR + CSA + 0.50% (c)	4.23%	01/25/50	334,815
3,474,697	Series 2022-5202, Class NV	3.00%	01/25/37	3,133,303
4,360,689	Series 2022-5224, Class DZ	4.00%	04/25/52	3,875,281
12,695,000	Series 2022-5224, Class HL	4.00%	04/25/52	11,500,129
8,443,299	Series 2022-5259, Class FA, 30 Day Average SOFR + 0.70% (c)	4.32%	09/25/52	8,350,976
6,374,613	Series 2022-5266, Class FA, 30 Day Average SOFR + 0.82% (c)	4.44%	09/25/52	6,299,950
8,670,965	Series 2023-5325, Class SA, (30 Day Average SOFR) ×-2+ 11.40% (d)	4.17%	11/25/52	7,452,645
5,859,622	Series 2023-5351, Class EO, PO	(e)	10/25/53	4,621,745
4,231,980	Series 2024-5435, Class BS, (30 Day Average SOFR) ×-2+ 11.93% (d)	4.69%	07/25/54	3,640,826
2,403,957	Series 2024-5460, Class FN, 30 Day Average SOFR + 1.10% (c)	4.72%	10/25/54	2,415,197
5,986,329	Series 2024-5476, Class FA, 30 Day Average SOFR + 1.10% (c)	4.72%	11/25/54	6,013,878
706,481	Series 2024-5478, Class NF, 30 Day Average SOFR + 1.30% (c)	4.92%	12/25/54	713,440
3,560,467	Series 2024-5487, Class ZM	3.50%	12/25/54	2,965,850
4,829,995	Series 2025-5500, Class CZ	4.50%	02/25/55	4,158,926
9,003,282	Series 2025-5506, Class DZ	3.50%	08/25/42	7,267,011
1,440,000	Series 2026-457, Class EC	4.70%	06/25/31	1,426,872
24,923,717	Series 2026-459, Class GE, STRIPS	4.65%	07/25/31	24,732,350
12,635,284	Series 2026-459, Class GH, STRIPS	4.80%	07/25/31	12,556,999
12,500,000	Series 2026-470, Class JA, STRIPS (f)	4.80%	08/25/31	12,430,664
10,808,122	Series 2026-5642, Class FN, 30 Day Average SOFR + 0.90% (c)	4.52%	03/25/56	10,686,759
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
1,074,141	Series 2017-1, Class HA	3.00%	01/25/56	1,016,170
1,557,657	Series 2017-2, Class MA	3.00%	08/25/56	1,460,310
2,090,486	Series 2018-1, Class MA	3.00%	05/25/57	1,957,687
1,319,165	Series 2018-1, Class MT	3.00%	05/25/57	1,116,696
2,660,634	Series 2018-2, Class MZ	3.50%	11/25/57	2,051,274
610,954	Series 2018-3, Class HA	3.00%	08/25/57	571,553
3,645,658	Series 2018-3, Class HV	3.00%	08/25/57	3,234,538
403,224	Series 2018-3, Class MA	3.50%	08/25/57	387,669
2,252,466	Series 2018-3, Class MZ	3.50%	08/25/57	1,695,619
9,447,150	Series 2018-4, Class MA	3.50%	03/25/58	9,050,656
15,000,000	Series 2018-4, Class MB	3.50%	03/25/58	12,180,876
1,544,661	Series 2019-1, Class MA	3.50%	07/25/58	1,476,797
2,650,802	Series 2019-2, Class HV	3.00%	08/25/58	2,348,943
3,262,697	Series 2019-2, Class MA	3.50%	08/26/58	3,099,103
7,116,264	Series 2019-2, Class MV	3.50%	08/25/58	6,579,486
8,404,784	Series 2019-3, Class MA	3.50%	10/25/58	8,059,286
2,956,392	Series 2019-3, Class MV	3.50%	10/25/58	2,757,785
3,041,610	Series 2019-3, Class MZ	3.50%	10/25/58	2,280,146
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust (Continued)
$525,203	Series 2019-4, Class HA	3.00%	02/25/59	$482,883
346,879	Series 2019-4, Class MA	3.00%	02/25/59	321,154
4,613,588	Series 2019-4, Class MV	3.00%	02/25/59	4,029,021
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
232,804	Series 2018-2, Class A2	3.50%	11/25/28	223,484
392,980	Series 2019-2, Class A1C	2.75%	09/25/29	373,296
152,923	Series 2019-3, Class A1C	2.75%	11/25/29	144,937
539,326	Series 2020-2, Class AC	2.00%	09/25/30	489,540
865,586	Series 2024-2, Class VF, 30 Day Average SOFR + 1.25% (a) (c)	4.87%	10/25/34	883,291
7,100,000	Series 2025-1, Class A2	3.00%	05/25/35	6,030,825
16,124,000	Series 2025-2, Class A2	3.00%	10/25/35	13,491,185
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
4,796,183	Series 2024-DNA2, Class A1, 30 Day Average SOFR + 1.25% (a) (c)	4.87%	05/25/44	4,818,068
573,333	Series 2024-HQA2, Class A1, 30 Day Average SOFR + 1.25% (a) (c)	4.87%	08/25/44	575,526
890,000	Series 2025-DNA1, Class A1, 30 Day Average SOFR + 0.95% (a) (c)	4.57%	01/25/45	890,923
1,093,750	Series 2025-HQA1, Class A1, 30 Day Average SOFR + 0.95% (a) (c)	4.57%	02/25/45	1,094,907
	Federal National Mortgage Association
6,529,609	Series 2012-118, Class VZ	3.00%	11/25/42	5,906,394
3,652,143	Series 2014-60, Class EZ	3.00%	10/25/44	3,286,483
2,050,327	Series 2015-65, Class CZ	3.50%	09/25/45	1,770,569
1,664,415	Series 2016-44, Class ZD	3.00%	07/25/46	1,351,257
2,901,801	Series 2017-49, Class ZJ	4.00%	07/25/57	2,501,133
244,464	Series 2018-45, Class FT, 30 Day Average SOFR + CSA + 0.30% (c)	4.03%	06/25/48	238,968
118,614	Series 2019-33, Class F, 30 Day Average SOFR + CSA + 0.45% (c)	4.18%	07/25/49	117,112
299,190	Series 2020-47, Class FA, 30 Day Average SOFR + CSA + 0.40% (c)	4.13%	07/25/50	293,494
2,908,691	Series 2022-31, Class GZ	2.00%	03/25/52	2,087,800
6,660,227	Series 2022-57, Class FB, 30 Day Average SOFR + 0.70% (c)	4.32%	09/25/52	6,549,744
7,731,268	Series 2022-62, Class FM, 30 Day Average SOFR + 0.65% (c)	4.27%	09/25/52	7,585,807
12,967,340	Series 2022-66, Class CF, 30 Day Average SOFR + 0.80% (c)	4.42%	10/25/52	12,805,871
7,259,547	Series 2022-69, Class FA, 30 Day Average SOFR + 0.82% (c)	4.44%	10/25/52	7,174,304
5,963,462	Series 2023-54, Class PO, PO	(e)	11/25/53	4,910,548
4,118,950	Series 2024-20, Class ZQ	4.00%	10/25/45	3,536,532
894,937	Series 2024-39, Class AV	3.00%	11/25/33	840,342
2,798,666	Series 2024-81, Class FE, 30 Day Average SOFR + 1.15% (c)	4.77%	07/25/54	2,815,032
4,466,004	Series 2024-84, Class FD, 30 Day Average SOFR + 1.15% (c)	4.77%	11/25/54	4,492,175
15,950,377	Series 2024-98, Class FG, 30 Day Average SOFR + 1.00% (c)	4.62%	11/25/54	16,028,914
1,304,622	Series 2025-32, Class FD, 30 Day Average SOFR + 1.75% (c)	5.37%	05/25/55	1,321,963
10,952,950	Series 2025-49, Class FA, 30 Day Average SOFR + 0.80% (c)	4.42%	06/25/55	10,874,802
8,058,135	Series 2025-101, Class CZ	3.00%	07/25/51	4,750,958
9,875,520	Series 2026-5, Class CF, 30 Day Average SOFR + 1.05% (c)	4.67%	02/25/56	9,823,201
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association
$4,532,071	Series 2012-113, Class BZ	3.00%	09/16/42	$3,781,257
2,192,879	Series 2018-14, Class NZ	3.00%	01/20/48	1,786,121
2,652,896	Series 2018-89, Class VZ	3.50%	06/20/48	2,342,554
3,528,031	Series 2021-1, Class ZQ	3.00%	11/20/50	2,504,561
4,738,828	Series 2021-105, Class DT	5.50%	06/20/51	4,707,763
3,591,011	Series 2021-137, Class MT (g)	4.77%	08/20/51	3,393,779
6,327,353	Series 2022-9, Class AC	5.50%	01/20/52	6,326,539
6,208,267	Series 2022-9, Class GJ	5.50%	01/20/52	6,207,813
4,857,663	Series 2022-139, Class AL	4.00%	07/20/51	4,364,045
14,134,165	Series 2024-79, Class VB, (30 Day Average SOFR) ×-1.50+ 10.95% (d)	5.52%	05/20/54	13,129,732
9,854,658	Series 2024-181, Class FQ, 30 Day Average SOFR + 1.15% (c)	4.77%	11/20/54	9,917,359
3,743,814	Series 2025-83, Class SB, (30 Day Average SOFR) ×-2.50+ 14.50% (d)	5.45%	05/20/55	3,427,068
3,851,113	Series 2025-95, Class DC, (30 Day Average SOFR) ×-2.50+ 14.63% (d)	5.57%	05/20/55	3,487,467
7,838,849	Series 2025-98, Class SX, (30 Day Average SOFR) ×-1.80+ 10.44% (d)	3.92%	06/20/55	6,892,271
4,714,442	Series 2025-100, Class JS, (30 Day Average SOFR) ×-2.75+ 15.95% (d)	5.99%	06/20/55	4,330,174
7,639,795	Series 2025-131, Class ST, (30 Day Average SOFR) ×-1.80+ 10.89% (d)	4.37%	08/20/55	6,622,849
14,195,889	Series 2025-164, Class PO, PO	(e)	08/20/54	11,004,257
2,989,891	Series 2025-192, Class GZ	4.00%	11/20/55	2,330,622
7,343,606	Series 2026-99, Class SC, (30 Day Average SOFR) ×-2.11+ 13.03% (d)	5.38%	06/20/56	6,741,712
13,093,280	Series 2026-111, Class AS, (30 Day Average SOFR) ×-2.50+ 13.89% (d)	4.83%	06/20/56	11,821,010
				468,684,932
	Commercial Mortgage-Backed Securities — 1.7%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
5,795,000	Series 2020-RR07, Class BX, IO (g)	2.61%	10/27/28	235,366
5,778,199	Series 2020-RR14, Class X, IO (b)	2.13%	03/27/34	683,178
	Federal Home Loan Mortgage Corporation Multifamily PC REMIC Trust
23,500,000	Series 2019-RR01, Class X, IO (g)	1.53%	06/25/28	502,623
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
4,950,000	Series 2019-K094, Class XAM, IO (b)	1.14%	06/25/29	150,813
5,199,580	Series 2019-K097, Class X1, IO (b)	1.08%	07/25/29	142,872
23,397,662	Series 2019-K101, Class X1, IO (g)	0.83%	10/25/29	530,769
297,246	Series 2019-K103, Class A1	2.31%	06/25/29	288,120
217,105	Series 2019-K1510, Class A3	3.79%	01/25/34	201,582
73,971,871	Series 2019-K1510, Class X1, IO (b)	0.48%	01/25/34	1,859,963
26,332,246	Series 2019-K1512, Class X1, IO (b)	0.90%	04/25/34	1,191,608
24,601,745	Series 2020-K104, Class X1, IO (b)	1.10%	01/25/30	801,099
5,200,000	Series 2020-K104, Class XAM, IO (b)	1.38%	01/25/30	229,726
18,572,696	Series 2020-K110, Class X1, IO (b)	1.63%	04/25/30	911,981
33,622,499	Series 2020-K115, Class X1, IO (b)	1.31%	06/25/30	1,431,938
7,680,899	Series 2020-K116, Class X1, IO (b)	1.40%	07/25/30	343,444
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$8,257,250	Series 2020-K118, Class X1, IO (b)	0.94%	09/25/30	$267,078
70,830,426	Series 2020-K120, Class X1, IO (b)	1.02%	10/25/30	2,447,418
398,700	Series 2020-K1517, Class X1, IO (b)	1.32%	07/25/35	33,575
8,345,337	Series 2020-KG03, Class X1, IO (b)	1.36%	06/25/30	354,939
9,584,441	Series 2020-KG04, Class X1, IO (b)	0.84%	11/25/30	275,453
29,622,577	Series 2021-K130, Class X1, IO (b)	1.03%	06/25/31	1,222,450
91,554,037	Series 2021-K132, Class X1, IO (b)	0.50%	08/25/31	1,964,109
2,155,787	Series 2021-K743, Class X1, IO (b)	0.90%	05/25/28	29,507
16,549,130	Series 2021-KG05, Class X1, IO (b)	0.31%	01/25/31	188,023
265,851	Series 2022-K142, Class A1	2.40%	12/25/31	246,292
480,482	Series 2022-K152, Class A1	3.78%	01/25/32	473,004
116,788,000	Series 2024-K164, Class XAM, IO (b)	0.27%	06/25/34	2,562,854
4,437,000	Series 2024-K165, Class XAM, IO (b)	0.91%	09/25/34	282,540
22,349,000	Series 2024-K167, Class XAM, IO (b)	0.37%	11/25/34	627,131
919,000	Series 2024-K757, Class XAM, IO (b)	0.99%	08/25/31	41,346
325,000	Series 2024-KJ51, Class A2	4.70%	01/25/32	321,281
71,332,281	Series 2025-K541, Class X1, IO (b)	0.64%	02/25/30	1,466,007
71,798,184	Series 2025-K546, Class X1, IO (b)	0.90%	05/25/30	2,147,089
	Federal National Mortgage Association Alternative Credit Enhancement Securities
361,626	Series 2024-M3, Class Z (b)	4.55%	04/25/53	291,742
9,017,784	Series 2026-M4, Class Z (b)	2.85%	04/25/52	5,160,229
	Government National Mortgage Association
34,906,842	Series 2020-24, Class IO (g)	0.59%	04/16/62	1,397,789
10,809,417	Series 2021-31, Class IO, IO (b)	0.94%	01/16/61	740,274
29,643,391	Series 2024-32, Class IO, IO (b)	0.70%	06/16/63	1,533,189
12,860,889	Series 2025-21, Class IO, IO (b)	0.95%	04/16/65	908,325
16,722,480	Series 2025-78, Class IO, IO (b)	1.00%	11/16/63	1,227,440
24,113,336	Series 2025-153, Class IO, IO (b)	0.85%	09/16/67	1,781,836
67,978,425	Series 2025-206, Class IO, IO (b)	0.80%	04/16/64	4,136,473
49,376,000	Series 2026-133, Class IO, IO (b)	0.83%	04/16/65	3,087,832
				44,720,307
	Pass-Through Securities — 13.4%
	Federal Home Loan Mortgage Corporation
1,925,522	Pool Q43173	3.00%	09/01/46	1,689,726
726,872	Pool RB5112	2.50%	05/01/41	644,030
5,190,388	Pool RB5126	2.50%	09/01/41	4,562,824
1,623,299	Pool RE6076	2.00%	12/01/50	1,243,600
2,110,740	Pool SD0257	3.00%	01/01/50	1,802,466
3,100,907	Pool SD7309	4.00%	02/01/45	2,923,823
540,732	Pool SD7550	3.00%	02/01/52	471,664
5,024,814	Pool SL0847	3.50%	04/01/49	4,523,277
861,722	Pool ZS9776	3.50%	08/01/46	782,772
3,709,309	Pool ZT0794	4.50%	10/01/48	3,554,770
15,430,957	Pool ZT2264	4.00%	03/01/44	14,509,422
	Federal National Mortgage Association
427,842	Pool 310208	3.00%	03/01/48	368,831
427,029	Pool 310211	3.50%	07/01/48	384,952
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$3,490,268	Pool AL8400	3.00%	08/01/43	$3,133,492
5,105,404	Pool AL9394	3.00%	11/01/46	4,441,455
3,341,245	Pool AS5843	4.00%	09/01/45	3,128,527
217,323	Pool BF0207	4.50%	04/01/47	211,406
2,151,823	Pool BM4629	4.00%	10/01/48	1,979,804
4,208,410	Pool BM6210	3.50%	12/01/47	3,778,375
8,594,917	Pool BM6429	3.00%	09/01/48	7,409,564
1,454,635	Pool BM7345	4.50%	03/01/50	1,345,194
308,722	Pool BM7521	3.50%	10/01/48	279,157
3,480,602	Pool BM7687	3.00%	11/01/46	3,070,209
4,334,125	Pool BM7699	3.50%	02/01/47	3,982,008
3,415,464	Pool BM7914	2.00%	03/01/52	2,616,580
6,560,993	Pool CA7695	1.50%	11/01/50	4,895,904
4,542,883	Pool FA0606	3.50%	09/01/47	4,222,230
2,633,223	Pool FA0983	4.00%	11/01/50	2,438,781
9,057,499	Pool FA1024	2.50%	05/01/51	7,426,903
9,247,342	Pool FA1265	4.50%	12/01/50	8,860,115
4,774,651	Pool FM3972	3.50%	07/01/50	4,253,479
1,945,385	Pool FM9416	3.50%	07/01/45	1,771,970
7,971,389	Pool FM9645	4.50%	11/01/49	7,639,361
329,214	Pool FM9712	3.50%	11/01/50	299,203
2,499,179	Pool FP0122	4.50%	07/01/51	2,379,897
5,425,870	Pool FS0704	4.00%	03/01/47	5,088,366
4,100,686	Pool FS1046	4.50%	11/01/49	3,932,595
3,948,507	Pool FS6440	4.00%	10/01/48	3,672,223
10,962,492	Pool FS8780	3.00%	07/01/50	9,615,767
12,917,855	Pool FS8862	3.50%	05/01/48	11,774,805
5,146,396	Pool FS9392	3.50%	05/01/49	4,672,541
1,039,980	Pool MA1582	3.50%	09/01/43	955,615
2,129,748	Pool MA4025	2.50%	05/01/50	1,725,042
369,165	Pool MA4319	2.00%	04/01/51	282,817
6,821,314	Pool MA4320	2.50%	04/01/51	5,525,009
1,945,000	Pool TBA (h)	4.00%	08/15/41	1,863,319
3,800,000	Pool TBA (h)	5.50%	08/15/41	3,839,449
10,127,000	Pool TBA (h)	4.50%	09/01/55	9,496,656
4,639,000	Pool TBA (h)	3.00%	08/01/56	3,955,652
36,000	Pool TBA (h)	2.50%	08/15/56	29,356
6,611,000	Pool TBA (h)	3.50%	08/15/56	5,865,455
1,674,000	Pool TBA	5.00%	08/15/56	1,615,745
36,300,000	Pool TBA (h)	5.50%	08/15/56	35,928,342
38,501,000	Pool TBA (h)	5.50%	09/15/56	38,046,649
9,984,000	Pool TBA (h)	6.00%	09/15/56	10,077,951
7,464,000	Pool TBA	6.00%	10/15/56	7,528,406
	Government National Mortgage Association
2,039,668	Pool AU4920	3.02%	09/15/41	1,760,225
6,430,500	Pool DO5687	5.72%	06/15/53	6,442,582
46,989,965	Pool MA7192	2.00%	02/20/51	37,738,142
8,653,000	Pool TBA (h)	3.50%	08/15/56	7,575,913
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$3,768,000	Pool TBA (h)	4.00%	08/15/56	$3,409,389
2,501,000	Pool TBA (h)	4.50%	08/15/56	2,344,585
				341,788,367
	Total U.S. Government Agency Mortgage-Backed Securities			855,193,606
	(Cost $865,534,345)
CORPORATE BONDS AND NOTES — 20.5%
	Aerospace/Defense — 0.4%
1,500,000	Boeing (The) Co.	6.63%	02/15/38	1,606,531
1,750,000	Boeing (The) Co.	3.55%	03/01/38	1,424,876
3,000,000	Boeing (The) Co.	5.81%	05/01/50	2,835,721
5,385,000	HEICO Corp.	5.40%	08/01/36	5,332,599
				11,199,727
	Banks — 4.0%
8,170,000	Bank of America Corp. (i)	4.57%	04/27/33	7,911,859
8,000,000	Citigroup, Inc. (i)	4.91%	05/24/33	7,875,049
5,000,000	Fifth Third Bancorp (i)	4.34%	04/25/33	4,755,987
5,000,000	Fifth Third Bancorp (i)	5.14%	01/29/37	4,805,856
12,000,000	First-Citizens Bank & Trust Co. (i)	5.10%	07/13/29	11,972,054
2,500,000	Goldman Sachs Group (The), Inc. (i)	4.52%	01/21/32	2,427,037
7,500,000	Goldman Sachs Group (The), Inc. (i)	5.24%	07/21/32	7,486,868
2,500,000	Goldman Sachs Group (The), Inc. (i)	3.10%	02/24/33	2,235,825
4,500,000	Huntington Bancshares, Inc. (i)	5.02%	05/17/33	4,429,499
6,500,000	Huntington Bancshares, Inc. (i)	5.71%	02/02/35	6,525,295
8,500,000	JPMorgan Chase & Co. (i)	5.04%	07/23/32	8,464,739
2,940,000	JPMorgan Chase & Co. (i)	4.91%	07/25/33	2,901,974
2,450,000	Morgan Stanley (i)	6.34%	10/18/33	2,576,988
10,000,000	Morgan Stanley (i)	5.25%	04/21/34	9,906,098
6,501,000	Morgan Stanley (i)	5.61%	07/17/37	6,464,330
2,500,000	Wells Fargo & Co. (i)	4.90%	07/25/33	2,456,223
3,500,000	Zions Bancorp N.A. (i)	4.70%	08/18/28	3,488,990
4,500,000	Zions Bancorp N.A. (i)	4.48%	02/09/29	4,465,630
				101,150,301
	Beverages — 0.4%
2,500,000	Constellation Brands, Inc.	4.95%	11/01/35	2,387,925
820,000	Constellation Brands, Inc.	5.25%	11/15/48	726,929
7,000,000	Molson Coors Beverage Co.	5.50%	07/08/36	6,879,615
1,145,000	Molson Coors Beverage Co.	4.20%	07/15/46	874,226
				10,868,695
	Biotechnology — 0.1%
2,500,000	Biogen, Inc.	5.75%	05/15/35	2,559,976
	Building Materials — 0.3%
5,000,000	CRH America Finance, Inc.	5.40%	05/21/34	4,998,717
2,500,000	JH North America Holdings, Inc. (a)	6.13%	07/31/32	2,504,364
				7,503,081
	Commercial Services — 1.2%
2,000,000	Ashtead Capital, Inc. (a)	5.50%	08/11/32	2,013,192
14,605,000	Ashtead Capital, Inc. (a)	5.80%	04/15/34	14,678,289
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Commercial Services (Continued)
$5,000,000	Global Payments, Inc.	5.20%	11/15/32	$4,829,321
5,000,000	Global Payments, Inc.	5.55%	11/15/35	4,764,303
500,000	Sunbelt Rentals Holdings, Inc. (a)	4.95%	08/12/30	496,108
4,765,000	United Rentals North America, Inc. (a)	6.00%	12/15/29	4,820,269
				31,601,482
	Computers — 0.2%
4,550,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	4,326,282
	Diversified Financial Services — 1.8%
4,000,000	Citadel Securities Global Holdings LLC (a)	5.50%	06/18/30	4,020,557
5,000,000	Citadel Securities Global Holdings LLC (a)	5.13%	01/27/32	4,893,975
2,000,000	LPL Holdings, Inc.	5.15%	06/15/30	1,994,107
6,833,000	LSEG U.S. Fin Corp. (a)	5.25%	03/23/36	6,660,831
9,750,000	Rocket Cos., Inc. (a)	6.38%	08/01/33	9,820,126
8,000,000	Rocket Cos., Inc. (a)	6.50%	06/15/34	8,073,232
3,500,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (a)	3.88%	03/01/31	3,244,874
5,586,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (a)	4.00%	10/15/33	4,937,175
2,727,000	Synchrony Financial (i)	5.45%	10/15/30	2,731,272
				46,376,149
	Electric — 1.9%
2,340,000	Duke Energy Carolinas LLC	5.30%	02/15/40	2,263,772
1,000,000	Duke Energy Progress LLC	5.55%	03/15/55	924,648
3,155,000	Florida Power & Light Co.	5.30%	04/01/53	2,827,752
5,000,000	Florida Power & Light Co.	5.75%	06/01/56	4,773,741
5,000,000	Indiana Michigan Power Co.	5.60%	03/15/56	4,609,645
5,963,000	MidAmerican Energy Co.	5.50%	11/15/56	5,445,198
3,000,000	Northern States Power Co.	5.65%	05/15/55	2,806,348
3,500,000	NRG Energy, Inc. (a)	4.73%	10/15/30	3,418,740
5,000,000	NRG Energy, Inc. (a)	5.41%	10/15/35	4,790,941
4,000,000	Virginia Electric and Power Co.	5.70%	03/15/56	3,718,904
3,500,000	Virginia Electric and Power Co., Series D	5.60%	09/15/55	3,216,563
750,000	Vistra Operations Co. LLC (a)	4.60%	10/15/30	730,295
8,500,000	Vistra Operations Co., LLC (a)	5.70%	12/30/34	8,391,799
				47,918,346
	Engineering & Construction — 0.4%
5,000,000	Jacobs Solutions, Inc.	4.75%	03/03/31	4,891,440
5,000,000	Jacobs Solutions, Inc.	5.38%	03/03/36	4,818,574
				9,710,014
	Environmental Control — 0.0%
1,000,000	Waste Management, Inc.	5.35%	10/15/54	921,788
	Food — 0.9%
1,470,000	Campbell’s (The) Co.	5.40%	03/21/34	1,421,333
2,500,000	Conagra Brands, Inc.	5.40%	08/01/31	2,498,523
4,143,000	Conagra Brands, Inc.	5.75%	08/01/35	4,114,129
970,000	Conagra Brands, Inc.	5.30%	11/01/38	896,435
4,500,000	Conagra Brands, Inc.	5.40%	11/01/48	3,803,547
3,335,000	Kraft Heinz Foods Co.	5.00%	06/04/42	2,886,029
7,000,000	Mars, Inc. (a)	5.70%	05/01/55	6,610,600
				22,230,596
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare-Products — 1.5%
$7,500,000	180 Medical, Inc. (a)	3.88%	10/15/29	$7,211,593
5,000,000	180 Medical, Inc. (a)	5.30%	10/08/35	4,796,576
2,265,000	Alcon Finance Corp. (a)	5.75%	12/06/52	2,143,523
13,000,000	Medline Borrower, L.P. (a)	3.88%	04/01/29	12,582,287
11,000,000	Medline Borrower, L.P. / Medline Co-Issuer, Inc. (a)	5.25%	06/15/33	10,828,486
				37,562,465
	Healthcare-Services — 1.8%
2,360,000	Centene Corp.	4.25%	12/15/27	2,352,540
2,250,000	Centene Corp.	3.00%	10/15/30	2,023,708
975,000	Charles River Laboratories International, Inc. (a)	3.75%	03/15/29	932,476
4,000,000	Cigna Group (The)	4.80%	08/15/38	3,689,631
1,750,000	Cigna Group (The)	4.80%	07/15/46	1,476,495
3,500,000	Cigna Group (The)	6.00%	01/15/56	3,401,802
1,475,000	Elevance Health, Inc.	4.65%	01/15/43	1,260,164
525,000	Elevance Health, Inc.	5.13%	02/15/53	446,771
3,500,000	Elevance Health, Inc.	5.70%	09/15/55	3,244,285
4,864,000	HCA, Inc.	4.90%	11/15/35	4,604,441
3,585,000	HCA, Inc.	4.63%	03/15/52	2,765,801
65,000	IQVIA, Inc. (a)	5.70%	05/15/28	65,831
3,000,000	IQVIA, Inc.	5.70%	05/15/28	3,038,340
6,000,000	UnitedHealth Group, Inc.	5.50%	07/15/44	5,665,478
2,000,000	Universal Health Services, Inc.	4.63%	10/15/29	1,968,980
4,710,000	Universal Health Services, Inc.	2.65%	10/15/30	4,218,155
5,000,000	Universal Health Services, Inc.	5.05%	10/15/34	4,715,387
				45,870,285
	Household Products/Wares — 0.2%
5,000,000	Clorox (The) Co.	5.25%	05/15/36	4,873,921
	Insurance — 1.4%
3,805,000	Arthur J. Gallagher & Co.	5.55%	02/15/55	3,425,842
7,115,000	Brown & Brown, Inc.	4.20%	03/17/32	6,689,603
3,245,000	Brown & Brown, Inc.	5.65%	06/11/34	3,227,920
1,000,000	Brown & Brown, Inc.	4.95%	03/17/52	808,743
5,000,000	Brown & Brown, Inc.	6.25%	06/23/55	4,839,291
5,000,000	Ryan Specialty LLC (a)	4.38%	02/01/30	4,833,961
11,053,000	Ryan Specialty LLC (a)	5.88%	08/01/32	10,907,870
				34,733,230
	Internet — 0.2%
2,000,000	Amazon.com, Inc.	6.00%	07/09/46	1,945,420
3,855,000	AppLovin Corp.	5.38%	12/01/31	3,860,706
				5,806,126
	Media — 1.1%
6,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.85%	12/01/35	6,073,079
8,500,000	FactSet Research Systems, Inc.	3.45%	03/01/32	7,650,932
3,000,000	Space Exploration Technologies Corp. (a)	5.88%	07/15/36	2,804,410
6,000,000	Space Exploration Technologies Corp. (a)	6.60%	07/15/46	5,355,129
6,000,000	Space Exploration Technologies Corp. (a)	6.65%	07/15/56	5,314,941
				27,198,491
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Packaging & Containers — 0.2%
$2,000,000	Amcor Flexibles North America, Inc.	5.10%	03/17/30	$2,008,269
3,000,000	Amcor Flexibles North America, Inc.	5.50%	03/17/35	2,994,326
45,000	Berry Global, Inc. (a)	5.50%	04/15/28	45,615
300,000	Berry Global, Inc.	5.65%	01/15/34	302,365
				5,350,575
	Pharmaceuticals — 0.2%
5,000,000	CVS Health Corp.	6.20%	09/15/55	4,872,813
	Real Estate — 0.1%
4,000,000	CoStar Group, Inc. (a)	2.80%	07/15/30	3,590,313
	Real Estate Investment Trusts — 0.3%
8,500,000	VICI Properties, L.P.	5.13%	05/15/32	8,292,694
	Semiconductors — 0.1%
4,000,000	Broadcom, Inc.	3.50%	02/15/41	3,018,067
	Shipbuilding — 0.2%
4,441,000	Huntington Ingalls Industries, Inc.	5.75%	01/15/35	4,514,899
	Software — 0.9%
905,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	637,540
8,065,000	MSCI, Inc. (a)	3.88%	02/15/31	7,568,748
2,667,000	MSCI, Inc.	5.25%	09/01/35	2,560,787
3,500,000	MSCI, Inc.	5.15%	03/15/36	3,323,140
5,000,000	Oracle Corp.	6.25%	11/09/32	4,963,648
2,500,000	Salesforce, Inc.	4.90%	09/15/31	2,464,267
2,500,000	Salesforce, Inc.	5.55%	03/15/36	2,439,024
				23,957,154
	Telecommunications — 0.5%
6,000,000	Beacon Point DC LLC (a)	6.13%	11/30/42	5,760,841
6,667,000	QTS Fayetteville I DC1-2 LLC / QTS TRS Fayetteville I DC1- 2 LLC (a)	5.70%	04/15/36	6,100,785
				11,861,626
	Water — 0.2%
4,333,000	American Water Capital Corp.	5.70%	09/01/55	4,101,164
	Total Corporate Bonds and Notes			521,970,260
	(Cost $536,750,906)
MORTGAGE-BACKED SECURITIES — 20.1%
	Collateralized Mortgage Obligations — 14.9%
	Arroyo Mortgage Trust
67,694	Series 2020-1, Class A1A (a)	1.66%	03/25/55	66,274
	BRAVO Residential Funding Trust
500,000	Series 2019-1, Class A3 (a)	3.50%	03/25/58	422,493
132,322	Series 2019-2, Class A3 (a)	3.50%	10/25/44	125,865
1,220,689	Series 2022-NQM1, Class A1 (a)	4.63%	09/25/61	1,188,027
1,037,647	Series 2025-NQM3, Class A1 (a)	5.57%	03/25/65	1,040,711
	Chase Home Lending Mortgage Trust
557,879	Series 2019-ATR2, Class B1 (a) (b)	3.99%	07/25/49	511,780
356,076	Series 2019-ATR2, Class B2 (a) (b)	3.99%	07/25/49	325,852
1,292,384	Series 2025-8, Class A11, 30 Day Average SOFR + 1.30% (a) (c)	4.92%	06/25/56	1,295,216
2,363,969	Series 2025-10, Class A11, 30 Day Average SOFR + 1.30% (a) (c)	4.92%	07/25/56	2,370,125
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Chase Mortgage Finance Corp.
$4,857,876	Series 2026-CINV1, Class A11, 30 Day Average SOFR + 1.20% (a) (c)	4.83%	01/25/57	$4,864,707
	CIM Trust
3,297,459	Series 2019-INV3, Class B1A (a)	4.64%	08/25/49	3,145,374
	Citigroup Mortgage Loan Trust
255,147	Series 2014-A, Class B3 (a) (b)	5.49%	01/25/35	253,858
	COLT Mortgage Loan Trust
555,996	Series 2021-6, Class A1 (a)	1.91%	12/25/66	507,836
1,421,734	Series 2025-4, Class A1, steps up to 6.79% on 05/01/29 (a) (j)	5.79%	04/25/70	1,426,640
	Connecticut Avenue Securities Trust
2,220,405	Series 2024-R05, Class 2A1, 30 Day Average SOFR + 1.00% (a) (c)	4.62%	07/25/44	2,223,323
1,686,634	Series 2025-R01, Class 1A1, 30 Day Average SOFR + 0.95% (a) (c)	4.57%	01/25/45	1,687,734
1,605,972	Series 2025-R02, Class 1A1, 30 Day Average SOFR + 1.00% (a) (c)	4.62%	02/25/45	1,607,461
	Credit Suisse Mortgage Trust
2,423,944	Series 2018-J1, Class A2 (a)	3.50%	02/25/48	2,162,052
613,891	Series 2018-RPL9, Class A (a)	3.85%	09/25/57	583,942
165,971	Series 2019-AFC1, Class A1 (a)	3.57%	07/25/49	160,915
1,480,457	Series 2021-RPL6, Class A1 (a)	2.00%	10/25/60	1,326,929
	Cross Mortgage Trust
1,399,083	Series 2025-H3, Class A1 (a)	5.88%	04/25/70	1,406,182
	Ellington Financial Mortgage Trust
289,000	Series 2019-2, Class M1 (a)	3.47%	11/25/59	275,570
1,567,923	Series 2024-INV2, Class A1, steps up to 6.04% on 09/01/28 (a) (j)	5.04%	10/25/69	1,561,213
3,680,933	Series 2025-NQM6, Class A1 (a) (g)	5.00%	12/25/70	3,648,391
2,533,833	Series 2026-AE1, Class A29, 30 Day Average SOFR + 1.15% (a) (c)	4.77%	11/25/60	2,535,297
4,914,257	Series 2026-AE3, Class A28, 30 Day Average SOFR + 1.35% (a) (c)	4.97%	06/25/61	4,916,416
3,313,625	Series 2026-NQM3, Class A1 (a) (g)	5.03%	03/25/71	3,283,200
	Flagstar Mortgage Trust
2,005,032	Series 2018-2, Class B1 (a) (b)	4.00%	04/25/48	1,823,617
	GCAT Trust
320,161	Series 2019-RPL1, Class A1 (a)	2.65%	10/25/68	313,145
9,017,117	Series 2025-INV5, Class A28, 30 Day Average SOFR + 1.50% (a) (c)	5.12%	12/25/55	9,029,607
	GS Mortgage-Backed Securities Trust
129,425	Series 2020-NQM1, Class A3 (a)	2.35%	09/27/60	126,273
9,000,000	Series 2022-LTV1, Class A14 (a)	3.00%	06/25/52	6,293,793
4,012,503	Series 2025-PJ11, Class A27, 30 Day Average SOFR + 1.35% (a) (c)	4.97%	05/25/56	4,022,566
1,366,909	Series 2026-PJ1, Class A27, 30 Day Average SOFR + 1.25% (a) (c)	4.87%	06/25/56	1,360,593
	HOMES Trust
4,782,214	Series 2024-AFC1, Class A1, steps up to 6.22% on 09/01/28 (a) (j)	5.22%	08/25/59	4,766,473
2,170,953	Series 2024-AFC2, Class A1 (a)	5.58%	10/25/59	2,172,826
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	HOMES Trust (Continued)
$1,688,345	Series 2025-AFC2, Class A1A, steps up to 6.47% on 06/01/29 (a) (j)	5.47%	06/25/60	$1,687,642
3,456,030	Series 2025-AFC4, Class A1 (a) (g)	5.15%	11/25/60	3,433,076
8,023,792	Series 2026-AFC1, Class A1 (a) (g)	4.85%	02/25/61	7,933,883
	JP Morgan Mortgage Trust
665,479	Series 2017-6, Class A7 (a)	3.50%	12/25/48	590,562
1,057,197	Series 2019-6, Class B1 (a) (b)	4.25%	12/25/49	977,827
277,364	Series 2019-INV1, Class A11, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (c)	4.79%	09/25/49	273,561
1,562,651	Series 2019-INV1, Class B1 (a) (b)	4.93%	09/25/49	1,498,391
764,390	Series 2019-INV3, Class A13 (a)	3.50%	05/25/50	678,354
450,370	Series 2019-INV3, Class A3 (a)	3.50%	05/25/50	399,679
465,357	Series 2020-LTV2, Class B1 (a) (b)	3.99%	11/25/50	416,851
5,150,000	Series 2025-3, Class A1C, steps up to 6.64% on 04/01/29 (a) (j)	5.64%	09/25/55	5,094,348
5,000,000	Series 2025-5MPR, Class A1C, steps up to 6.82% on 05/01/29 (a) (j)	5.82%	11/25/55	4,950,420
7,191,111	Series 2026-1, Class A11, 30 Day Average SOFR + 1.10% (a) (c)	4.72%	07/25/56	7,137,454
6,555,645	Series 2026-LTV1, Class A1 (a) (g)	5.42%	09/25/56	6,512,137
	MetLife Securitization Trust
299,833	Series 2018-1A, Class A (a)	3.75%	03/25/57	288,418
	MFRA Trust
1,404,324	Series 2023-INV2, Class A1, steps up to 7.78% on 09/01/27 (a) (j)	6.78%	10/25/58	1,403,704
4,029,587	Series 2024-NQM3, Class A1, steps up to 6.72% on 12/01/28 (a) (j)	5.72%	12/25/69	4,034,213
5,059,641	Series 2025-NQM4, Class A1 (a) (g)	5.23%	08/25/70	5,021,514
3,477,769	Series 2025-NQM5, Class A1 (a) (g)	5.19%	11/25/70	3,445,123
5,708,953	Series 2026-NQM1, Class A1 (a) (g)	5.05%	02/25/71	5,659,002
	Morgan Stanley Residential Mortgage Loan Trust
2,634,089	Series 2025-SPL1, Class A1 (a) (g)	4.25%	02/25/65	2,543,433
600,000	Series 2026-CLTR1, Class A1LC, steps up to 6.61% on 07/01/30 (a) (j)	5.61%	07/25/68	596,568
4,591,087	Series 2026-INV1, Class A9, 30 Day Average SOFR + 1.15% (a) (c)	4.77%	02/25/61	4,559,822
	New Residential Mortgage Loan Trust
1,602,731	Series 2016-3A, Class B1 (a)	4.00%	09/25/56	1,558,549
5,640,165	Series 2018-3A, Class A1 (a)	4.50%	05/25/58	5,408,911
2,632,330	Series 2018-4A, Class A1S, 1 Mo. CME Term SOFR + CSA + 0.75% (a) (c)	4.59%	01/25/48	2,604,175
	Onslow Bay Mortgage Loan Trust
3,936,521	Series 2018-1, Class A2, 1 Mo. CME Term SOFR + 0.76% (a) (c)	4.49%	06/25/57	3,913,902
338,669	Series 2019-EXP3, Class 2A1B, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (c)	4.74%	10/25/59	338,882
255,971	Series 2021-NQM4, Class A1 (a)	1.96%	10/25/61	216,538
2,000,000	Series 2022-NQM2, Class A1B (a)	4.38%	01/25/62	1,831,604
1,414,045	Series 2025-NQM13, Class A1 (a) (g)	5.44%	05/25/65	1,412,295
1,646,933	Series 2025-NQM6, Class A1, steps up to 6.60% on 03/01/29 (a) (j)	5.60%	03/25/65	1,647,744
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Onslow Bay Mortgage Loan Trust (Continued)
$4,613,235	Series 2026-INV1, Class AF, 30 Day Average SOFR + 1.35% (a) (c)	4.97%	02/25/56	$4,573,153
6,788,632	Series 2026-INV3, Class AF2, 30 Day Average SOFR + 1.35% (a) (c)	4.97%	04/25/56	6,791,101
2,959,322	Series 2026-INV4, Class AF2, 30 Day Average SOFR + 1.45% (a) (c)	5.07%	05/25/56	2,965,474
14,083,765	Series 2026-J1, Class AF, 30 Day Average SOFR + 1.35% (a) (c)	4.97%	02/25/56	14,102,826
4,600,000	Series 2026-NQM4, Class A1LC, steps up to 6.23% on 03/01/30 (a) (j)	5.23%	02/25/66	4,556,318
	PMT Loan Trust
15,935,700	Series 2025-CNF1, Class A35, 30 Day Average SOFR + 1.35% (a) (c)	4.97%	10/25/56	16,002,872
3,845,565	Series 2025-CNF2, Class A26, 30 Day Average SOFR + 1.40% (a) (c)	5.02%	01/25/57	3,862,142
4,800,040	Series 2025-INV9, Class A34, 30 Day Average SOFR + 1.30% (a) (c)	4.92%	09/01/56	4,812,260
1,951,690	Series 2026-CNF3, Class A23, 30 Day Average SOFR + 1.45% (a) (c)	5.07%	04/25/57	1,952,381
2,928,372	Series 2026-CNF4, Class A23, 30 Day Average SOFR + 1.35% (a) (c)	4.97%	05/25/57	2,933,387
9,481,341	Series 2026-INV1, Class A36, 30 Day Average SOFR + 1.30% (a) (c)	4.92%	01/25/57	9,456,653
10,489,429	Series 2026-INV2, Class A35, 30 Day Average SOFR + 1.15% (a) (c)	4.77%	01/25/57	10,416,094
4,812,074	Series 2026-INV3, Class A36, 30 Day Average SOFR + 1.35% (a) (c)	4.97%	02/25/57	4,816,313
4,895,939	Series 2026-INV5, Class A36, 30 Day Average SOFR + 1.30% (a) (c)	4.92%	05/25/57	4,898,773
4,445,595	Series 2026-J1, Class A25, 30 Day Average SOFR + 1.15% (a) (c)	4.77%	01/25/57	4,420,422
	PRKCM Trust
3,252,013	Series 2022-AFC2, Class A1 (a)	5.34%	08/25/57	3,243,321
2,772,125	Series 2025-AFC2, Class A1 (a) (g)	5.02%	12/25/60	2,742,440
1,748,634	Series 2025-HOME1, Class A1A, steps up to 6.55% on 03/01/29 (a) (j)	5.55%	02/25/60	1,749,817
742,520	Series 2025-HOME1, Class A1B, steps up to 6.65% on 03/01/29 (a) (j)	5.65%	02/25/60	742,827
	PRPM LLC
1,614,777	Series 2024-RCF1, Class A1, steps up to 5.00% on 01/25/28 (a) (j)	4.00%	01/25/54	1,590,964
3,340,000	Series 2024-RCF1, Class A2, steps up to 5.00% on 01/25/28 (a) (j)	4.00%	01/25/54	3,272,917
2,934,000	Series 2024-RCF1, Class A3, steps up to 5.00% on 01/25/28 (a) (j)	4.00%	01/25/54	2,869,174
1,601,633	Series 2024-RCF2, Class A1, steps up to 4.75% on 03/25/28 (a) (j)	3.75%	03/25/54	1,568,606
2,900,000	Series 2024-RCF2, Class A2, steps up to 4.75% on 03/25/28 (a) (j)	3.75%	03/25/54	2,821,083
3,039,000	Series 2024-RCF4, Class A2, steps up to 5.00% on 07/25/28 (a) (j)	4.00%	07/25/54	2,956,647
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	PRPM LLC (Continued)
$2,096,000	Series 2024-RCF5, Class A2, steps up to 5.00% on 08/25/28 (a) (j)	4.00%	08/25/54	$2,033,446
665,127	Series 2024-RPL2, Class A1, steps up to 4.50% on 05/25/28 (a) (j)	3.50%	05/25/54	648,341
218,671	Series 2024-RPL3, Class A1, steps up to 5.00% on 11/25/28 (a) (j)	4.00%	11/25/54	213,014
499,837	Series 2024-RPL4, Class A1, steps up to 5.00% on 12/25/28 (a) (j)	4.00%	12/25/54	486,449
1,160,207	Series 2025-RCF4, Class A1, steps up to 5.50% on 08/01/29 (a) (j)	4.50%	08/25/55	1,136,515
1,255,246	Series 2025-RCF5, Class A1, steps up to 5.84% on 10/01/29 (a) (j)	4.84%	10/25/55	1,248,397
3,325,007	Series 2025-RCF6, Class A1, steps up to 5.94% on 12/01/29 (a) (j)	4.94%	12/25/55	3,274,451
1,128,656	Series 2025-RPL3, Class A1, steps up to 4.25% on 04/01/28 (a) (j)	3.25%	04/25/55	1,092,170
1,897,565	Series 2025-RPL4, Class A1, steps up to 4.00% on 05/01/29 (a) (j)	3.00%	05/25/55	1,798,263
4,265,434	Series 2026-RCF4, Class A1, steps up to 6.25% on 06/01/30 (a) (j)	5.25%	06/25/56	4,234,787
	PRPM Trust
519,850	Series 2023-NQM3, Class A1, steps up to 7.22% on 01/01/28 (a) (j)	6.22%	11/25/68	520,704
2,191,366	Series 2025-NQM2, Class A1, steps up to 6.69% on 05/01/29 (a) (j)	5.69%	04/25/70	2,198,633
2,071,251	Series 2025-NQM3, Class A1 (a) (g)	0.00%	05/25/70	2,068,496
4,180,421	Series 2025-NQM6, Class A1 (a) (g)	4.99%	12/25/70	4,127,579
5,776,132	Series 2026-NQM1, Class A1 (a) (g)	5.13%	02/25/71	5,716,236
1,666,650	Series 2026-NQM2, Class A1LC, steps up to 6.26% on 05/01/30 (a) (j)	5.26%	04/25/71	1,634,472
2,200,000	Series 2026-R1, Class A1 (a) (g)	5.00%	01/25/68	2,166,247
10,282,270	Series 2026-RCF1, Class A1, steps up to 5.85% on 01/01/30 (a) (j)	4.85%	01/25/56	10,139,863
	Rate Mortgage Trust
7,985,856	Series 2025-J3, Class A27, 30 Day Average SOFR + 1.55% (a) (c)	5.17%	11/25/55	8,015,200
	RUN Trust
3,448,592	Series 2022-NQM1, Class A1 (a)	5.00%	03/25/67	3,386,324
	Santander Mortgage Asset Receivable Trust
2,685,806	Series 2025-NQM2, Class A1 (a)	5.73%	02/25/65	2,690,343
2,115,000	Series 2026-NQM3, Class A1LC, steps up to 6.23% on 03/01/30 (a) (j)	5.23%	03/25/66	2,075,257
	Sequoia Mortgage Trust
4,333,374	Series 2026-HYB1, Class A1B (a)	4.67%	04/25/56	4,208,200
5,737,354	Series 2026-INV2, Class A26F, 30 Day Average SOFR + 1.50% (a) (c)	5.12%	04/25/56	5,739,105
	Starwood Mortgage Residential Trust
1,980,048	Series 2022-3, Class A1 (a)	5.16%	03/25/67	1,945,708
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Towd Point Mortgage Trust
$1,321,666	Series 2019-HY2, Class A1, 1 Mo. CME Term SOFR + CSA + 1.00% (a) (c)	4.84%	05/25/58	$1,339,467
1,912,766	Series 2022-1, Class A1 (a)	3.75%	07/25/62	1,790,369
2,407,913	Series 2022-2, Class A1 (a)	3.75%	07/01/62	2,236,235
3,286,439	Series 2022-3, Class A1 (a)	3.75%	08/01/62	3,065,503
	TRK Trust
2,529,286	Series 2021-INV1, Class A1 (a)	1.15%	07/25/56	2,281,282
1,981,124	Series 2022-INV1, Class A1 (a)	2.58%	02/25/57	1,844,044
2,036,401	Series 2022-INV2, Class A2 (a) (b)	4.33%	06/25/57	1,935,387
	Verus Securitization Trust
2,511,246	Series 2022-1, Class A1 (a)	3.72%	01/25/67	2,344,575
2,191,748	Series 2022-2, Class A1 (a)	4.26%	02/25/67	2,087,193
2,000,000	Series 2026-R6, Class A1LC, steps up to 6.77% on 07/01/30 (a) (j)	5.77%	07/25/68	2,002,074
	Vista Point Securitization Trust
1,013,085	Series 2020-1, Class M1 (a)	4.15%	03/25/65	1,009,236
	Wells Fargo Mortgage Backed Securities Trust
2,061,019	Series 2018-1, Class B1 (a) (b)	3.64%	07/25/47	1,923,487
112,612	Series 2019-1, Class A1 (a)	3.91%	11/25/48	103,596
				379,779,471
	Commercial Mortgage-Backed Securities — 5.2%
	2023-MIC Trust (The)
2,330,000	Series 2023-MIC, Class A (a) (b)	8.44%	12/05/38	2,445,265
	Arbor Multifamily Mortgage Securities Trust
6,000,000	Series 2020-MF1, Class A4 (a)	2.50%	05/15/53	5,543,783
125,000	Series 2020-MF1, Class AS (a)	3.06%	05/15/53	115,854
3,118,057	Series 2020-MF1, Class XA, IO (a) (b)	0.92%	05/15/53	85,272
1,860,000	Series 2021-MF2, Class A4 (a)	2.25%	06/15/54	1,647,968
	BANK
28,314,332	Series 2019-BN19, Class XA, IO (b)	0.93%	08/15/61	642,730
325,000	Series 2020-BN26, Class A3	2.16%	03/15/63	298,381
4,759,054	Series 2020-BN26, Class XA, IO (b)	1.19%	03/15/63	143,931
1,486,830	Series 2020-BN29, Class A4	2.00%	11/15/53	1,303,337
6,499,579	Series 2020-BN29, Class XA, IO (b)	1.29%	11/15/53	287,438
53,320,633	Series 2025-BNK49, Class XA, IO (b)	0.62%	03/15/58	2,336,148
	BBCMS Mortgage Trust
3,772,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (c)	4.60%	03/15/37	3,570,723
2,800,000	Series 2020-C8, Class A5	2.04%	10/15/53	2,480,742
51,767,688	Series 2025-C35, Class XA, IO (b)	0.65%	07/15/58	2,444,874
	Benchmark Mortgage Trust
8,575,093	Series 2020-B21, Class XA, IO (b)	1.40%	12/17/53	398,250
2,700,000	Series 2021-INV1, Class A4	2.27%	04/15/54	2,443,955
	BMO Mortgage Trust
115,000	Series 2023-C6, Class ASB	6.21%	09/15/56	119,640
5,823,819	Series 2024-5C3, Class XA, IO (b)	1.12%	02/15/57	132,847
665,000	Series 2025-C11, Class ASB	5.68%	02/15/58	683,231
3,091,000	Series 2025-C12, Class ASB	5.76%	06/15/58	3,179,377
35,982,586	Series 2025-C13, Class XA, IO (b)	1.01%	10/15/58	2,624,372
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BOCA Commercial Mortgage Trust
$1,350,000	Series 2025-BOCA, Class A, 1 Mo. CME Term SOFR + 1.60% (a) (c)	5.28%	12/15/42	$1,354,543
	BSTN Commercial Mortgage Trust
1,749,000	Series 2025-1C, Class A (a) (b)	5.37%	06/15/44	1,754,188
	BWAY Trust
2,190,000	Series 2025-1535, Class A (a) (b)	6.31%	05/05/42	2,197,949
765,000	Series 2025-1535, Class B (a) (b)	7.46%	05/05/42	787,423
	BX Commercial Mortgage Trust
3,081,000	Series 2020-VIV4, Class A (a)	2.84%	03/09/44	2,837,683
1,215,000	Series 2026-CSMO, Class A, 1 Mo. CME Term SOFR + 1.40% (a) (c)	5.08%	02/15/43	1,220,034
2,940,000	Series 2026-VLT10, Class A (a) (b)	5.36%	07/13/58	2,794,121
	BX Trust
1,500,000	Series 2025-ARIA, Class A (a) (b)	5.03%	12/13/42	1,491,333
4,000,000	Series 2025-DELC, Class A, 1 Mo. CME Term SOFR + 1.55% (a) (c)	5.23%	12/15/42	4,015,721
2,000,000	Series 2025-GW, Class A, 1 Mo. CME Term SOFR + 1.60% (a) (c)	5.28%	07/15/42	2,008,912
2,438,000	Series 2025-VOLT, Class A, 1 Mo. CME Term SOFR + 1.70% (a) (c)	5.38%	12/15/44	2,436,044
	Cantor Commercial Real Estate Lending
1,449,072	Series 2019-CF1, Class A2	3.62%	05/15/52	1,427,851
	CHI Commercial Mortgage Trust
2,230,000	Series 2025-SFT, Class A (a) (b)	5.48%	04/15/42	2,237,296
62,200,000	Series 2025-SFT, Class XA, IO (a) (b)	0.30%	04/15/42	464,622
	Citigroup Commercial Mortgage Trust
573,971	Series 2018-C5, Class A3	3.96%	06/10/51	565,490
521,987	Series 2019-GC43, Class AAB	2.96%	11/10/52	506,781
1,310,000	Series 2020-420K, Class A (a)	2.46%	11/10/42	1,170,970
	COMM Mortgage Trust
7,850,000	Series 2024-277P, Class X, IO (a) (b)	0.66%	08/10/44	154,399
	CONE Commercial Mortgage Trust
1,280,000	Series 2026-ACD6, Class A (a)	6.06%	07/15/43	1,271,728
2,500,000	Series 2026-DFW3, Class A (a) (b)	5.57%	05/15/43	2,475,141
	Deutsche Bank Commercial Mortgage Trust
400,000	Series 2020-C9, Class A5	1.93%	08/15/53	355,837
	Fashion Show Mall LLC
1,400,000	Series 2024-SHOW, Class A (a) (b)	5.10%	10/10/41	1,397,634
	FREMF Mortgage Trust
318,625,404	Series 2018-K156, Class X2A, IO (a)	0.10%	07/25/36	1,400,167
997,918,480	Series 2020-K117, Class X2A, IO (a)	0.10%	10/25/53	3,116,599
	FS
2,600,000	Series 2026-ORL, Class A, 1 Mo. CME Term SOFR + 1.35% (a) (c)	5.03%	02/15/41	2,605,937
	GGP Trust
4,243,630	Series 2026-2PAK, Class A (b)	5.83%	05/10/43	4,222,897
	GS Mortgage Securities Trust
25,711	Series 2017-GS5, Class AAB	3.47%	03/10/50	25,675
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	GS Mortgage Securities Trust (Continued)
$1,743,188	Series 2019-GC39, Class XA, IO (b)	1.07%	05/10/52	$42,796
975,000	Series 2024-FAIR, Class A (a) (b)	5.88%	07/15/29	969,216
	Hilton USA Trust
1,395,000	Series 2016-HHV, Class A (a)	3.72%	11/05/38	1,391,539
1,700,000	Series 2025-NVIL, Class A, 1 Mo. CME Term SOFR + 1.74% (a) (c)	5.42%	07/15/42	1,706,766
	Houston Galleria Mall Trust
3,845,000	Series 2025-HGLR, Class A (a) (b)	5.46%	02/05/45	3,857,621
	INT Commercial Mortgage Trust
1,500,000	Series 2025-PLAZA, Class A (a) (b)	4.88%	11/05/37	1,483,079
	JP Morgan Chase Commercial Mortgage Securities Trust
3,085,000	Series 2025-PHNY, Class A, 1 Mo. CME Term SOFR + 1.64% (a) (c)	5.32%	01/15/41	3,094,652
	JW Trust
1,240,000	Series 2024-BERY, Class A, 1 Mo. CME Term SOFR + 1.59% (a) (c)	5.27%	11/15/39	1,242,984
	KRE Commercial Mortgage Trust
3,330,250	Series 2026-ICNA, Class A, 1 Mo. CME Term SOFR + 1.85% (a) (c)	5.53%	05/15/43	3,340,598
	Manhattan West Mortgage Trust
2,315,000	Series 2026-2MW, Class A (a) (b)	5.32%	06/10/48	2,288,875
	Morgan Stanley Capital I Trust
5,576,008	Series 2019-L2, Class XA, IO (b)	0.99%	03/15/52	114,901
	MSWF Commercial Mortgage Trust
40,283,134	Series 2023-1, Class XA, IO (b)	0.86%	05/15/56	1,789,204
	NRTH Commercial Mortgage Trust
1,313,500	Series 2025-PARK, Class A, 1 Mo. CME Term SOFR + 1.39% (a) (c)	5.07%	10/15/40	1,318,427
	NY Commercial Mortgage Trust
1,520,000	Series 2025-299P, Class A (a) (b)	5.66%	02/10/47	1,546,845
	NYO Commercial Mortgage Trust
3,100,000	Series 2021-1290, Class A, 1 Mo. CME Term SOFR + CSA + 1.10% (a) (c)	4.89%	11/15/38	3,102,390
	One New York Plaza Trust
2,359,771	Series 2020-1NYP, Class A, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (c)	4.74%	01/15/36	2,299,523
	SFO Commercial Mortgage Trust
3,288,100	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.40% (a) (c)	5.19%	05/15/38	3,287,631
	SHOPS Commercial Mortgage Trust
2,700,000	Series 2026-CSTL, Class A (a) (b)	4.81%	05/05/39	2,657,755
	SKY Trust
3,655,650	Series 2025-LINE, Class A, 1 Mo. CME Term SOFR + 2.59% (a) (c)	6.26%	04/15/42	3,679,140
	SWCH Commercial Mortgage Trust
2,745,000	Series 2025-DATA, Class A, 1 Mo. CME Term SOFR + 1.44% (a) (c)	5.12%	02/15/42	2,728,111
	UBS Commercial Mortgage Trust
21,945,204	Series 2019-C17, Class XA, IO (b)	1.44%	10/15/52	794,697
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Wells Fargo Commercial Mortgage Trust
$12,327,668	Series 2017-C41, Class XA, IO (b)	1.14%	11/15/50	$111,445
2,737,274	Series 2018-C47, Class AS	4.67%	09/15/61	2,690,282
22,809,009	Series 2019-C49, Class XA, IO (b)	1.21%	03/15/52	575,423
420,196	Series 2020-C58, Class A3	1.81%	07/15/53	375,969
2,950,000	Series 2022-C62, Class A4	4.00%	04/15/55	2,763,326
2,549,723	Series 2025-B33RP, Class A, 1 Mo. CME Term SOFR + 1.35% (a) (c)	5.03%	08/15/42	2,552,813
	WHARF Commercial Mortgage Trust
2,175,000	Series 2025-DC, Class A (a) (b)	5.35%	07/15/40	2,189,404
				133,220,505
	Total Mortgage-Backed Securities			512,999,976
	(Cost $514,019,086)
U.S. GOVERNMENT BONDS AND NOTES — 17.1%
1,136,000	U.S. Treasury Bond	3.25%	05/15/42	900,191
5,600,000	U.S. Treasury Bond	5.00%	05/15/46	5,417,563
4,000,000	U.S. Treasury Bond	2.25%	08/15/46	2,489,922
12,800,000	U.S. Treasury Bond	2.25%	08/15/49	7,563,000
17,300,000	U.S. Treasury Bond	1.25%	05/15/50	7,782,635
13,900,000	U.S. Treasury Bond	1.63%	11/15/50	6,879,686
3,100,000	U.S. Treasury Bond	4.25%	02/15/54	2,632,699
3,100,000	U.S. Treasury Bond	4.63%	05/15/54	2,804,168
8,200,000	U.S. Treasury Bond	5.00%	05/15/56	7,888,016
24,500,000	U.S. Treasury Bond, STRIPS	(e)	11/15/33	17,507,173
9,800,000	U.S. Treasury Bond, STRIPS	(e)	02/15/34	6,914,340
15,100,000	U.S. Treasury Bond, STRIPS	(e)	05/15/34	10,520,690
24,800,000	U.S. Treasury Bond, STRIPS	(e)	08/15/34	17,064,115
30,455,000	U.S. Treasury Bond, STRIPS	(e)	11/15/34	20,672,227
21,100,000	U.S. Treasury Bond, STRIPS	(e)	02/15/35	14,137,076
21,500,000	U.S. Treasury Bond, STRIPS	(e)	05/15/35	14,219,584
22,750,000	U.S. Treasury Bond, STRIPS	(e)	08/15/35	14,848,579
10,500,000	U.S. Treasury Bond, STRIPS	(e)	11/15/35	6,758,120
4,280,000	U.S. Treasury Bond, STRIPS	(e)	02/15/36	2,719,796
16,100,000	U.S. Treasury Bond, STRIPS	(e)	05/15/36	10,102,131
18,600,000	U.S. Treasury Bond, STRIPS	(e)	08/15/36	11,491,972
4,000,000	U.S. Treasury Bond, STRIPS	(e)	11/15/36	2,434,210
6,500,000	U.S. Treasury Bond, STRIPS	(e)	02/15/37	3,897,680
11,700,000	U.S. Treasury Bond, STRIPS	(e)	05/15/37	6,921,422
27,400,000	U.S. Treasury Bond, STRIPS	(e)	05/15/38	15,258,439
30,000,000	U.S. Treasury Bond, STRIPS	(e)	02/15/39	15,983,076
30,575,000	U.S. Treasury Bond, STRIPS	(e)	05/15/39	16,036,159
32,113,000	U.S. Treasury Bond, STRIPS	(e)	08/15/39	16,574,768
10,000,000	U.S. Treasury Bond, STRIPS	(e)	11/15/39	5,083,363
25,700,000	U.S. Treasury Bond, STRIPS	(e)	02/15/40	12,849,320
27,071,000	U.S. Treasury Bond, STRIPS	(e)	05/15/40	13,320,412
11,000,000	U.S. Treasury Bond, STRIPS	(e)	08/15/40	5,319,218
8,000,000	U.S. Treasury Bond, STRIPS	(e)	11/15/40	3,804,024
1,000,000	U.S. Treasury Bond, STRIPS	(e)	02/15/41	467,398
14,600,000	U.S. Treasury Bond, STRIPS	(e)	11/15/41	6,505,444
7,000,000	U.S. Treasury Bond, STRIPS	(e)	08/15/42	3,023,001
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$8,000,000	U.S. Treasury Bond, STRIPS	(e)	11/15/42	$3,402,218
2,000,000	U.S. Treasury Bond, STRIPS	(e)	11/15/43	783,856
2,100,000	U.S. Treasury Bond, STRIPS	(e)	08/15/44	786,644
1,900,000	U.S. Treasury Bond, STRIPS	(e)	11/15/44	701,235
11,866,800	U.S. Treasury Inflation Indexed Bond	0.13%	04/15/27	11,607,578
13,126,800	U.S. Treasury Inflation Indexed Bond	2.38%	10/15/28	13,207,495
5,849,496	U.S. Treasury Inflation Indexed Bond	2.13%	04/15/29	5,833,266
6,016,290	U.S. Treasury Inflation Indexed Bond	1.63%	10/15/29	5,939,982
6,315,240	U.S. Treasury Inflation Indexed Bond	1.63%	04/15/30	6,195,479
6,214,920	U.S. Treasury Inflation Indexed Bond	1.13%	10/15/30	5,989,022
7,250,638	U.S. Treasury Inflation Indexed Bond	0.13%	07/15/31	6,602,844
6,768,720	U.S. Treasury Inflation Indexed Bond	0.13%	01/15/32	6,073,938
5,000,000	U.S. Treasury Note (k)	3.50%	03/15/29	4,899,609
10,000,000	U.S. Treasury Note (k)	3.88%	05/15/29	9,882,813
34,900,000	U.S. Treasury Note (k)	4.13%	06/15/29	34,711,867
1,000,000	U.S. Treasury Note	4.00%	06/30/32	974,727
	Total U.S. Government Bonds and Notes			436,384,190
	(Cost $452,731,917)
ASSET-BACKED SECURITIES — 6.3%
	AGL CLO 32 Ltd.
400,000	Series 2024-32A, Class A1, 3 Mo. CME Term SOFR + 1.38% (a) (c)	5.11%	07/21/37	400,149
	AIMCO CLO 17 Ltd.
590,000	Series 2022-17A, Class A1R, 3 Mo. CME Term SOFR + 1.35% (a) (c)	5.08%	07/20/37	590,976
	Allegro CLO X Ltd.
300,000	Series 2019-1A, Class BRR, 3 Mo. CME Term SOFR + 1.60% (a) (c)	5.33%	04/20/32	300,000
	American Heritage Auto Receivables Trust
640,000	Series 2024-1A, Class A3 (a)	4.90%	09/17/29	642,316
	Aquarian CLO 1 Ltd.
4,000,000	Series 2026-1A, Class A1, 3 Mo. CME Term SOFR + 1.30% (a) (c)	5.15%	07/20/39	3,992,794
	Battalion CLO XXIV Ltd.
2,000,000	Series 2022-24A, Class AR, 3 Mo. CME Term SOFR + 1.33% (a) (c)	5.07%	07/14/36	2,000,000
	BlueMountain CLO Ltd.
500,000	Series 2018-3A, Class A2R, 3 Mo. CME Term SOFR + 1.60% (a) (c)	5.41%	10/25/30	500,303
	Bridge Street CLO IV Ltd.
3,000,000	Series 2024-1A, Class A1R, 3 Mo. CME Term SOFR + 1.29% (a) (c)	4.93%	04/20/39	2,998,445
	Capital Street Master Trust
2,500,000	Series 2025-1, Class A, 30 Day Average SOFR + 1.10% (a) (c)	4.72%	08/16/29	2,500,140
	CARLYLE US CLO Ltd.
950,000	Series 2019-1A, Class A1B2, 3 Mo. CME Term SOFR + 1.30% (a) (c)	5.03%	04/20/31	951,019
2,000,000	Series 2021-11A, Class A1R2, 3 Mo. CME Term SOFR + 1.26% (a) (c)	5.04%	07/25/39	2,001,996
	Cbam Ltd.
1,495,000	Series 2019-1A, Class B1, 3 Mo. CME Term SOFR + CSA + 1.60% (a) (c)	5.59%	07/20/31	1,500,224
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Cedar Funding X CLO Ltd.
$1,000,000	Series 2019-1A, Class AR2, 3 Mo. CME Term SOFR + 1.36% (a) (c)	5.09%	10/20/37	$1,001,709
	Chase Auto Owner Trust
310,900	Series 2022-AA, Class A4 (a)	3.99%	03/27/28	310,838
95,000	Series 2024-1A, Class A4 (a)	5.05%	10/25/29	95,724
	CoreVest American Finance Trust
131,479	Series 2019-3, Class A (a)	2.71%	10/15/52	131,236
151,119	Series 2020-1, Class A2 (a)	2.30%	03/15/50	142,763
349,224	Series 2020-2, Class B (a)	4.24%	05/15/52	347,882
564,488	Series 2021-1, Class A (a)	1.57%	04/15/53	555,118
1,566,879	Series 2021-2, Class A (a)	1.41%	07/15/54	1,517,079
	CTM CLO Ltd.
6,000,000	Series 2025-2A, Class A1, 3 Mo. CME Term SOFR + 1.32% (a) (c)	5.05%	10/20/38	6,011,277
	Elmwood CLO X Ltd.
2,000,000	Series 2021-3A, Class AR2, 3 Mo. CME Term SOFR + 1.30% (a) (c)	5.03%	07/20/38	2,003,690
	Empower CLO Ltd.
2,000,000	Series 2023-3A, Class AR, 3 Mo. CME Term SOFR + 1.24% (a) (c)	4.97%	01/20/39	2,001,913
	FIGRE Trust
1,339,332	Series 2026-FL1, Class A1FC, steps up to 6.49% on 03/01/30 (a) (j)	5.49%	03/25/56	1,336,257
2,000,000	Series 2026-FL1, Class A1LC, steps up to 6.49% on 03/01/30 (a) (j)	5.49%	03/25/56	1,980,268
4,121,202	Series 2026-FL2, Class A1LC, steps up to 6.52% on 06/01/30 (a) (j)	5.52%	06/25/56	4,085,221
10,072,162	Series 2026-HF3, Class A1A, 30 Day Average SOFR + 1.40% (a) (c)	5.02%	03/25/56	10,104,497
	FNA VI LLC
451,217	Series 2021-1A, Class A (a)	1.35%	01/10/32	425,922
	Fortress Credit BSL IX Ltd.
2,148,000	Series 2020-1A, Class A2R, 3 Mo. CME Term SOFR + 1.40% (a) (c)	5.13%	10/20/33	2,149,077
	Fortress Credit BSL XI Ltd.
4,000,000	Series 2021-3A, Class A, 3 Mo. CME Term SOFR + CSA + 1.25% (a) (c)	5.24%	07/20/34	4,006,582
	Garnet CLO 2 Ltd.
2,000,000	Series 2025-2A, Class A, 3 Mo. CME Term SOFR + 1.35% (a) (c)	5.08%	10/20/38	2,004,742
	GLS Auto Select Receivables Trust
360,806	Series 2023-1A, Class A3 (a)	5.96%	10/16/28	362,210
	GP-Honor Collateral Trust
3,500,000	Series 2026-A, Class A (a) (f)	5.11%	07/15/30	3,499,863
	Gracie Point International Funding LLC
4,296,000	Series 2025-1A, Class A, 30 Day Average SOFR + 1.50% (a) (c)	5.13%	08/15/28	4,302,962
	HalseyPoint CLO 4 Ltd.
3,000,000	Series 2021-4A, Class A1R, 3 Mo. CME Term SOFR + 1.27% (a) (c)	0.00%	07/20/37	3,000,765
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Harriman Park CLO Ltd.
$2,000,000	Series 2020-1A, Class ARR, 3 Mo. CME Term SOFR + 1.30% (a) (c)	5.03%	07/20/38	$2,003,715
	Home Partners of America Trust
850,821	Series 2020-2, Class A (a)	1.53%	01/17/41	787,480
	Invesco US CLO Ltd.
2,625,000	Series 2023-4A, Class A1R, 3 Mo. CME Term SOFR + 1.22% (a) (c)	4.95%	01/18/39	2,627,517
	Kennedy Lewis CLO 16 Ltd.
1,600,000	Series 2024-16A, Class A1, 3 Mo. CME Term SOFR + 1.54% (a) (c)	5.27%	07/20/37	1,604,481
	Kennedy Lewis CLO 4 Ltd.
750,000	Series 2024-4A, Class ARR, 3 Mo. CME Term SOFR + 1.43% (a) (c)	5.16%	07/20/37	751,833
	Kennedy Lewis CLO 9 Ltd.
500,000	Series 2024-9A, Class AR, 3 Mo. CME Term SOFR + 1.35% (a) (c)	5.08%	01/20/38	501,090
	KKR CLO 18 Ltd.
2,000,000	Series 2025-18, Class A2R2, 3 Mo. CME Term SOFR + 1.40% (a) (c)	5.13%	10/18/35	2,001,987
	LCM 38 Ltd.
600,000	Series 2025-38A, Class AR2, 3 Mo. CME Term SOFR + 1.27% (a) (c)	5.02%	11/04/38	600,000
	Luxury Lease Partners Auto Lease Trust
3,382,501	Series 2025-A, Class A (a)	5.51%	03/15/32	3,369,362
	Madison Park Funding LV Ltd.
1,907,456	Series 2022-55A, Class A1R, 3 Mo. CME Term SOFR + 1.36% (a) (c)	5.09%	07/18/37	1,910,616
	Madison Park Funding LXII Ltd.
632,000	Series 2022-62A, Class A1R2, 3 Mo. CME Term SOFR + 1.30% (a) (c)	5.09%	07/16/38	633,174
	Madison Park Funding LXIII Ltd.
2,000,000	Series 2023-63A, Class A1R, 3 Mo. CME Term SOFR + 1.40% (a) (c)	5.13%	07/21/38	2,006,509
	Magnetite XL Ltd.
2,000,000	Series 2024-40A, Class A1, 3 Mo. CME Term SOFR + 1.45% (a) (c)	5.20%	07/15/37	2,000,000
	Neuberger Berman CLO XVI-S Ltd.
1,000,000	Series 2018-15A, Class A1R2, 3 Mo. CME Term SOFR + 1.18% (a) (c)	4.93%	04/15/39	1,000,318
	OCP CLO Ltd.
122,284	Series 2014-5A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.80% (a) (c)	5.87%	04/26/31	122,544
300,000	Series 2018-15A, Class AR, 3 Mo. CME Term SOFR + 1.25% (a) (c)	4.98%	01/20/38	300,399
	OHA Credit Funding 15-R Ltd.
2,200,000	Series 2023-15RA, Class A, 3 Mo. CME Term SOFR + 1.29% (a) (c)	5.02%	07/20/38	2,203,024
	Oscar US Funding XV LLC
142,182	Series 2023-1A, Class A3 (a)	5.81%	12/10/27	142,570
	Oscar US Funding XVII LLC
100,000	Series 2024-2A, Class A3 (a)	4.47%	03/12/29	99,815
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Pagaya AI Debt Grantor Trust
$81,894	Series 2024-8, Class A (a)	5.33%	01/15/32	$81,913
117,969	Series 2024-9, Class A (a)	5.07%	03/15/32	118,064
439,764	Series 2024-10, Class A (a)	5.18%	06/15/32	440,411
531,866	Series 2024-11, Class A (a)	5.09%	07/15/32	532,739
3,364,214	Series 2025-1, Class A2 (a)	5.16%	07/15/32	3,368,432
428,471	Series 2025-2, Class A (a) (g)	4.96%	10/15/32	428,826
645,801	Series 2025-4, Class A2 (a)	5.37%	01/17/33	647,429
1,571,108	Series 2025-5, Class A2 (a)	5.11%	03/15/33	1,571,147
1,140,231	Series 2025-R3, Class A (a)	4.84%	01/18/33	1,137,160
335,508	Series 2026-1, Class A1 (a)	4.23%	02/15/27	335,459
499,674	Series 2026-1, Class A2 (a)	4.74%	09/15/33	498,208
2,450,665	Series 2026-R1, Class A (a)	4.71%	12/15/33	2,439,013
	Pagaya AI Debt Trust
1,383,279	Series 2025-R1, Class A2 (a)	5.34%	06/15/32	1,385,323
	Palmer Square Loan Funding Ltd.
1,750,000	Series 2023-2A, Class A2R, 3 Mo. CME Term SOFR + 1.50% (a) (c)	5.31%	01/25/32	1,752,433
	PFS Financing Corp.
1,000,000	Series 2025-C, Class A, 30 Day Average SOFR + 0.95% (a) (c)	4.58%	04/15/29	1,003,477
	Progress Residential Trust
5,472,158	Series 2025-SFR1, Class A (a)	3.40%	02/17/42	5,170,343
2,600,000	Series 2025-SFR3, Class A (a)	3.39%	07/17/42	2,436,532
	Research-Driven Pagaya Motor Asset Trust
2,254,824	Series 2025-1A, Class A (a)	5.04%	06/27/33	2,255,838
2,200,000	Series 2025-3A, Class A2 (a)	5.15%	02/27/34	2,206,657
3,691,951	Series 2026-R1A, Class A (a)	5.66%	07/25/34	3,685,543
	Research-Driven Pagaya Motor Trust
2,825,000	Series 2025-5A, Class A3 (a)	4.84%	06/26/34	2,815,580
4,100,000	Series 2025-6A, Class A3 (a)	5.01%	08/25/34	4,090,579
	Rockford Tower CLO Ltd.
300,000	Series 2019-2A, Class BR2, 3 Mo. CME Term SOFR + 1.65% (a) (c)	5.29%	08/20/32	300,559
	Rockland Park CLO Ltd.
2,000,000	Series 2021-1A, Class A1R, 3 Mo. CME Term SOFR + 1.30% (a) (c)	5.03%	07/20/38	2,003,683
	Sandstone Peak III Ltd.
2,000,000	Series 2024-1A, Class A1R, 3 Mo. CME Term SOFR + 1.30% (a) (c)	5.11%	04/25/37	2,003,229
	SBNA Auto Receivables Trust
3,750,000	Series 2024-A, Class B (a)	5.29%	09/17/29	3,774,415
	Silver Point CLO 16 Ltd.
4,000,000	Series 2026-16A, Class A1, 3 Mo. CME Term SOFR + 1.23% (a) (c)	4.92%	04/18/39	4,003,804
	Silver Point CLO 7 Ltd.
500,000	Series 2024-7A, Class A1, 3 Mo. CME Term SOFR + 1.36% (a) (c)	5.11%	01/15/38	501,098
	Silver Point CLO 9 Ltd.
1,500,000	Series 2025-9A, Class A1, 3 Mo. CME Term SOFR + 1.52% (a) (c)	5.27%	03/31/38	1,506,155
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Sixth Street CLO XX Ltd.
$2,000,000	Series 2021-20A, Class A1R, 3 Mo. CME Term SOFR + 1.32% (a) (c)	5.07%	07/17/38	$2,003,660
	Sound Point CLO XXII Ltd.
250,000	Series 2019-1A, Class BRR, 3 Mo. CME Term SOFR + 1.65% (a) (c)	5.38%	01/20/32	250,626
	Sound Point CLO XXVIII Ltd.
383,284	Series 2020-3A, Class A1R, 3 Mo. CME Term SOFR + 1.28% (a) (c)	5.09%	01/25/32	383,624
	STAR Trust
4,993,410	Series 2025-SFR5, Class A, 1 Mo. CME Term SOFR + 1.45% (a) (c)	5.13%	02/17/42	4,989,812
	Steele Creek CLO Ltd.
89,386	Series 2018-1A, Class B, 3 Mo. CME Term SOFR + CSA + 1.48% (a) (c)	5.49%	04/15/31	89,691
	Stratus Funding CLO Ltd.
2,250,000	Series 2025-1A, Class A2, 3 Mo. CME Term SOFR + 1.33% (a) (c)	5.08%	07/15/33	2,252,242
	Venture XIX CLO Ltd.
30,664	Series 2014-19A, Class ARR, 3 Mo. CME Term SOFR + CSA + 1.26% (a) (c)	5.27%	01/15/32	30,702
	Voya CLO Ltd.
730,000	Series 2024-4A, Class A1, 3 Mo. CME Term SOFR + 1.35% (a) (c)	5.08%	07/20/37	730,179
	Whitebox CLO III Ltd.
2,000,000	Series 2021-3A, Class A1R, 3 Mo. CME Term SOFR + 1.27% (a) (c)	5.02%	10/15/35	2,002,251
	Total Asset-Backed Securities			159,649,227
	(Cost $159,430,721)
FOREIGN CORPORATE BONDS AND NOTES — 3.9%
	Apparel — 0.5%
6,500,000	Gildan Activewear, Inc. (a)	4.70%	10/07/30	6,354,312
6,000,000	Gildan Activewear, Inc. (a)	5.40%	10/07/35	5,763,736
				12,118,048
	Banks — 1.4%
5,000,000	Bank of Montreal, Series J (i)	5.30%	06/02/37	4,891,851
3,500,000	Barclays PLC (i)	5.75%	08/09/33	3,559,066
3,500,000	Cooperatieve Rabobank U.A. (a) (i)	5.71%	01/21/33	3,589,616
8,500,000	Credit Agricole S.A. (a) (i)	4.82%	09/25/33	8,222,610
3,500,000	Lloyds Banking Group PLC (i)	4.94%	11/04/36	3,327,066
2,710,000	UBS Group AG (a) (i)	4.19%	04/01/31	2,627,610
6,000,000	UBS Group AG (a) (i)	4.84%	11/06/33	5,821,581
2,500,000	UBS Group AG (a) (i)	5.58%	05/09/36	2,490,441
				34,529,841
	Building Materials — 0.5%
8,000,000	Cemex S.A.B. de C.V. (a)	3.88%	07/11/31	7,464,810
5,000,000	Cemex S.A.B. de C.V.	5.75%	06/05/36	4,890,500
				12,355,310
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Entertainment — 0.2%
$1,105,000	Flutter Treasury DAC (a)	6.38%	04/29/29	$1,119,334
3,333,000	Flutter Treasury DAC (a)	5.88%	06/04/31	3,284,909
				4,404,243
	Healthcare-Services — 0.3%
3,800,000	Icon Investments Six DAC	5.85%	05/08/29	3,878,053
4,915,000	Icon Investments Six DAC	6.00%	05/08/34	4,974,643
				8,852,696
	Insurance — 0.1%
1,530,000	Aon Global Ltd.	4.75%	05/15/45	1,285,291
	Leisure Time — 0.3%
6,000,000	Carnival Corp. Ltd. (a)	5.75%	08/01/32	5,952,203
2,500,000	Royal Caribbean Cruises Ltd.	4.75%	05/15/33	2,394,144
				8,346,347
	Packaging & Containers — 0.1%
3,500,000	CCL Industries, Inc. (a)	3.05%	06/01/30	3,252,032
	Pharmaceuticals — 0.4%
6,000,000	Teva Pharmaceutical Finance Netherlands III BV	6.00%	12/01/32	6,115,080
6,000,000	Teva Pharmaceutical Finance Netherlands III BV	4.10%	10/01/46	4,425,906
				10,540,986
	Software — 0.1%
2,670,000	Constellation Software, Inc. (a)	5.46%	02/16/34	2,572,141
	Total Foreign Corporate Bonds and Notes			98,256,935
	(Cost $100,248,898)
MUNICIPAL BONDS — 1.5%
	New Jersey — 0.2%
6,000,000	NJ Transprtn Trust Fund Auth, Ser AA	5.00%	06/15/50	6,142,427
	New York — 0.7%
4,000,000	City of NY, Ser G-1	5.25%	02/01/50	4,166,589
9,140,000	NY City Transitional Fin Auth, Ser A	5.50%	05/01/50	9,790,484
3,000,000	NY St Dorm Auth, Ser C	5.50%	03/15/53	3,199,414
				17,156,487
	Texas — 0.6%
7,000,000	Dallas Fort Worth Intl Arpts, Ser A-1, AMT	5.25%	11/01/46	7,285,269
6,700,000	New Hope Cultural Edu Facs Fin Corp TX Hosp Rev Children’s Hlth Sys of TX, Ser A	5.50%	08/15/49	7,218,886
				14,504,155
	Total Municipal Bonds			37,803,069
	(Cost $37,322,474)
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
4,000,000	Tennessee Valley Authority	5.25%	02/01/55	3,765,188
	(Cost $3,917,442)

See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026
Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.0%
	Capital Markets — 0.0%
20,000	First Trust AAA CMBS ETF (l)	$402,700
	(Cost $407,187)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 1.4%
$5,000,000	U.S. Treasury Bill	(e)	08/04/26	4,999,500
5,000,000	U.S. Treasury Bill	(e)	08/06/26	4,998,502
5,000,000	U.S. Treasury Bill	(e)	08/11/26	4,995,998
5,000,000	U.S. Treasury Bill	(e)	08/13/26	4,995,000
5,000,000	U.S. Treasury Bill	(e)	08/18/26	4,992,495
5,000,000	U.S. Treasury Bill	(e)	08/20/26	4,991,488
5,000,000	U.S. Treasury Bill	(e)	09/03/26	4,984,363
	Total U.S. Treasury Bills			34,957,346
	(Cost $34,949,952)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
21,143,625	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (m)	21,143,625
	(Cost $21,143,625)
	Total Investments — 105.2%	2,682,526,122
	(Cost $2,726,456,553)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
	Call Options Purchased — 0.0%
49	U.S. Treasury Long Bond Futures, expiring September 2026	$5,307,313	$110.00	08/21/26	21,437
	(Cost $38,566)
	Put Options Purchased — 0.0%
50	U.S. 10-Year Treasury Note Futures, expiring September 2026	5,400,000	107.50	08/21/26	20,313
	(Cost $15,177)
	Total Purchased Options				41,750
	(Cost $53,743)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (1.0)%
	Pass-Through Securities — (1.0)%
	Federal National Mortgage Association
$(2,304,000)	Pool TBA	5.00%	09/01/56	(2,220,941)
(11,221,000)	Pool TBA (h)	3.00%	09/15/56	(9,559,763)
(4,793,000)	Pool TBA	4.00%	09/15/56	(4,372,602)
(2,486,000)	Pool TBA	4.00%	10/15/56	(2,267,077)
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association
$(7,001,000)	Pool TBA (h)	3.00%	09/15/56	$(6,066,255)
	Total Investments Sold Short — (1.0)%			(24,486,638)
	(Proceeds $24,975,536)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.4)%
	Call Options Written — (0.0)%
(247)	3 Month SOFR Futures, expiring December 2027	$(59,190,462)	$97.50	12/10/27	(47,856)
(25)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(5,140,234)	103.75	08/21/26	(0)
(6)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(1,233,656)	104.75	08/21/26	(0)
(181)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(19,181,758)	109.00	08/21/26	(1,414)
(172)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(18,227,969)	109.50	08/21/26	(1,344)
(37)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(3,921,133)	110.00	08/21/26	(0)
(51)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(5,404,805)	111.00	08/21/26	(0)
(902)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(95,485,156)	107.50	11/20/26	(246,641)
(127)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(13,444,141)	108.00	11/20/26	(23,812)
(24)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(2,592,000)	109.00	08/21/26	(4,500)
(39)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(4,212,000)	114.00	08/21/26	(0)
(32)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(3,456,000)	115.00	08/21/26	(0)
(101)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(10,879,594)	109.50	11/20/26	(75,750)
(175)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(18,850,781)	109.50	11/20/26	(101,172)
(54)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(5,816,813)	110.00	11/20/26	(24,469)
(37)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(3,985,594)	111.00	11/20/26	(10,406)
(187)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(20,143,406)	112.00	11/20/26	(32,141)
(61)	U.S. Treasury Long Bond Futures, expiring September 2026	(6,607,063)	113.00	08/21/26	(3,813)
(244)	U.S. Treasury Long Bond Futures, expiring September 2026	(26,428,250)	119.00	08/21/26	(3,813)
(360)	U.S. Treasury Long Bond Futures, expiring September 2026	(38,992,500)	121.00	08/21/26	(0)
(153)	U.S. Treasury Long Bond Futures, expiring December 2026	(16,500,094)	114.00	11/20/26	(83,672)
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(216)	U.S. Treasury Long Bond Futures, expiring December 2026	$(23,294,250)	$115.00	11/20/26	$(91,125)
(28)	U.S. Treasury Long Bond Futures, expiring December 2026	(3,019,625)	116.00	11/20/26	(9,187)
(24)	U.S. Treasury Long Bond Futures, expiring December 2026	(2,588,250)	120.00	11/20/26	(3,375)
(74)	Ultra U.S. Treasury Long Bond Futures, expiring September 2026	(8,116,875)	116.00	08/21/26	(4,625)
(56)	Ultra U.S. Treasury Long Bond Futures, expiring September 2026	(6,142,500)	118.00	08/21/26	(1,750)
	Total Call Options Written				(770,865)
	(Premiums received $2,467,721)
	Put Options Written — (0.4)%
(118)	3 Month SOFR Futures, expiring December 2027	(28,277,225)	95.50	12/10/27	(94,400)
(275)	3 Month SOFR Futures, expiring December 2027	(65,900,312)	96.00	12/10/27	(355,781)
(184)	3 Month SOFR Futures, expiring December 2027	(44,093,300)	96.38	12/10/27	(341,550)
(26)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(5,345,844)	102.50	08/21/26	(3,656)
(99)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(20,355,328)	102.75	08/21/26	(29,391)
(114)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(23,439,469)	103.00	08/21/26	(64,125)
(79)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(16,243,141)	103.25	08/21/26	(75,297)
(89)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(18,299,234)	103.50	08/21/26	(125,156)
(6)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(1,233,656)	103.75	08/21/26	(11,344)
(271)	U.S. 2-Year Treasury Note Futures, expiring December 2026	(55,656,625)	102.50	11/20/26	(165,141)
(125)	U.S. 2-Year Treasury Note Futures, expiring December 2026	(25,671,875)	102.63	11/20/26	(87,891)
(121)	U.S. 2-Year Treasury Note Futures, expiring December 2026	(24,850,375)	102.75	11/20/26	(98,313)
(155)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(16,426,367)	107.00	08/21/26	(168,320)
(572)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(60,618,594)	107.50	08/21/26	(884,812)
(27)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(2,861,367)	108.00	08/21/26	(55,055)
(353)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(37,409,727)	108.50	08/21/26	(893,531)
(170)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(17,996,094)	105.00	11/20/26	(92,969)
(203)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(21,489,453)	105.50	11/20/26	(145,906)
(12)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(1,270,313)	106.50	11/20/26	(14,531)
(63)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(6,786,281)	106.50	11/20/26	(55,125)
(347)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(37,378,406)	107.00	11/20/26	(357,844)
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(39)	U.S. 10-Year Treasury Note Futures, expiring December 2026	$(4,201,031)	$107.50	11/20/26	$(48,141)
(6)	U.S. Treasury Long Bond Futures, expiring September 2026	(649,875)	106.00	08/21/26	(2,906)
(178)	U.S. Treasury Long Bond Futures, expiring September 2026	(19,279,625)	111.00	08/21/26	(517,312)
(63)	U.S. Treasury Long Bond Futures, expiring October 2026	(6,794,156)	109.00	09/25/26	(153,563)
(60)	U.S. Treasury Long Bond Futures, expiring November 2026	(6,470,625)	108.00	10/23/26	(137,813)
(179)	U.S. Treasury Long Bond Futures, expiring November 2026	(19,304,031)	110.00	10/23/26	(604,125)
(12)	U.S. Treasury Long Bond Futures, expiring December 2026	(1,294,125)	104.00	11/20/26	(15,375)
(228)	U.S. Treasury Long Bond Futures, expiring December 2026	(24,588,375)	105.00	11/20/26	(352,687)
(224)	U.S. Treasury Long Bond Futures, expiring December 2026	(24,157,000)	106.00	11/20/26	(416,500)
(380)	U.S. Treasury Long Bond Futures, expiring December 2026	(40,980,625)	107.00	11/20/26	(837,187)
(169)	U.S. Treasury Long Bond Futures, expiring December 2026	(18,225,594)	108.00	11/20/26	(446,266)
(307)	U.S. Treasury Long Bond Futures, expiring December 2026	(33,108,031)	109.00	11/20/26	(959,375)
(99)	U.S. Treasury Long Bond Futures, expiring December 2026	(10,676,531)	110.00	11/20/26	(366,609)
(46)	Ultra U.S. Treasury Long Bond Futures, expiring September 2026	(5,045,625)	112.00	08/21/26	(127,938)
	Total Put Options Written				(9,105,935)
	(Premiums received $4,863,449)
	Total Written Options				(9,876,800)
	(Premiums received $7,331,170)
	Net Other Assets and Liabilities — (3.8)%				(97,112,336)
	Net Assets — 100.0%				$2,551,092,098
Futures Contracts at July 31, 2026 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	2,256	Sep-2026	$463,854,752	$(1,479,832)
U.S. 5-Year Treasury Notes	940	Sep-2026	99,617,969	(657,825)
U.S. 10-Year Treasury Notes	220	Sep-2026	23,760,000	(275,547)
U.S. Treasury Long-Term Bond Futures	620	Sep-2026	67,153,750	(481,275)
Ultra U.S. Treasury Bond Futures	441	Sep-2026	48,372,188	(1,942,944)
			$702,758,659	$(4,837,423)

Futures Contracts Short
Ultra 10-Year U.S. Treasury Notes	2,148	Sep-2026	$(235,642,313)	$4,712,521
		Total	$467,116,346	$(124,902)

See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026
(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2026, securities noted as such amounted to $887,063,284 or 34.8% of net assets.

(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Floating or variable rate security.
(d)	Inverse floating rate security.
(e)	Zero coupon security.
(f)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2026, securities noted as such are valued at $15,930,527 or 0.6% of net assets.

(g)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(h)	All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I - Mortgage Dollar Rolls and TBA Transactions in the Notes to Financial Statements).
(i)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2026. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(j)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(k)	All or a portion of this security is segregated as collateral for open futures and options contracts. At July 31, 2026, the segregated value of this security amounts to $29,701,563.
(l)	Investment in an affiliated fund.
(m)	Rate shown reflects yield as of July 31, 2026.

Abbreviations throughout the Portfolio of Investments:
AMT	– Alternative Minimum Tax
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2026

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$855,193,606	$—	$855,193,606	$—
Corporate Bonds and Notes*	521,970,260	—	521,970,260	—
Mortgage-Backed Securities	512,999,976	—	512,999,976	—
U.S. Government Bonds and Notes	436,384,190	—	436,384,190	—
Asset-Backed Securities	159,649,227	—	159,649,227	—
Foreign Corporate Bonds and Notes*	98,256,935	—	98,256,935	—
Municipal Bonds**	37,803,069	—	37,803,069	—
U.S. Government Agency Securities	3,765,188	—	3,765,188	—
Exchange-Traded Funds*	402,700	402,700	—	—
U.S. Treasury Bills	34,957,346	—	34,957,346	—
Money Market Funds	21,143,625	21,143,625	—	—
Total Investments	2,682,526,122	21,546,325	2,660,979,797	—
Purchased Options	41,750	41,750	—	—
Futures Contracts***	4,712,521	4,712,521	—	—
Total	$2,687,280,393	$26,300,596	$2,660,979,797	$—

LIABILITIES TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(24,486,638)	$—	$(24,486,638)	$—
Written Options	(9,876,800)	(9,876,800)	—	—
Futures Contracts***	(4,837,423)	(4,837,423)	—	—
Total	$(39,200,861)	$(14,714,223)	$(24,486,638)	$—

*	See Portfolio of Investments for industry breakout.
**	See Portfolio of Investments for state breakout.
***
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

First Trust AAA CMBS ETF (CAAA)
Portfolio of Investments
July 31, 2026

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 91.7%
	Commercial Mortgage-Backed Securities — 91.7%
	2023-MIC Trust (The)
$530,000	Series 2023-MIC, Class A (a) (b)	8.44%	12/05/38	$556,219
	Arbor Multifamily Mortgage Securities Trust
390,000	Series 2020-MF1, Class A4 (a)	2.50%	05/15/53	360,346
150,000	Series 2020-MF1, Class AS (a)	3.06%	05/15/53	139,025
390,000	Series 2021-MF2, Class A4 (a)	2.25%	06/15/54	345,542
3,791,000	Series 2021-MF3, Class XB, IO (a) (b)	0.49%	10/15/54	88,331
	BANK
2,843,681	Series 2018-BN10, Class XA, IO (b)	0.68%	02/15/61	21,619
208,467	Series 2018-BN13, Class A4	3.95%	08/15/61	205,449
7,431,336	Series 2019-BN19, Class XA, IO (b)	0.93%	08/15/61	168,690
2,988,794	Series 2019-BN21, Class XA, IO (b)	0.81%	10/17/52	62,265
4,084,069	Series 2019-BN23, Class XA, IO (b)	0.68%	12/15/52	75,750
542,000	Series 2020-BN25, Class A5	2.65%	01/15/63	499,198
325,000	Series 2020-BN26, Class A3	2.16%	03/15/63	298,381
2,377,205	Series 2020-BN26, Class XA, IO (b)	1.19%	03/15/63	71,895
305,000	Series 2020-BN27, Class A5	2.14%	04/15/63	272,232
500,170	Series 2020-BN29, Class A4	2.00%	11/15/53	438,443
414,000	Series 2020-BN30, Class A4	1.93%	12/15/53	362,563
7,500,000	Series 2021-BN31, Class XB, IO (b)	0.87%	02/15/54	250,255
318,750	Series 2021-BN33, Class A5	2.56%	05/15/64	284,170
8,563,870	Series 2023-BNK46, Class XA, IO (b)	0.62%	08/15/56	256,745
5,159,323	Series 2025-BNK49, Class XA, IO (b)	0.62%	03/15/58	226,046
	BBCMS Mortgage Trust
400,000	Series 2017-C1, Class A4	3.67%	02/15/50	397,357
300,000	Series 2018-C2, Class A4	4.05%	12/15/51	296,020
543,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (c)	4.60%	03/15/37	514,025
354,867	Series 2020-C6, Class ASB	2.60%	02/15/53	343,015
550,000	Series 2020-C8, Class A5	2.04%	10/15/53	487,289
300,000	Series 2022-C16, Class A5	4.60%	06/15/55	288,544
300,000	Series 2022-C18, Class A5	5.71%	12/15/55	305,610
5,785,214	Series 2025-C35, Class XA, IO (b)	0.65%	07/15/58	273,223
	Benchmark Mortgage Trust
329,000	Series 2020-B18, Class A5	1.93%	07/15/53	290,118
500,000	Series 2021-INV1, Class A4	2.27%	04/15/54	452,584
425,000	Series 2023-B40, Class ASB	6.25%	12/15/56	446,334
2,441,721	Series 2024-V6, Class XA, IO (b)	1.33%	03/15/57	71,288
	BMO Mortgage Trust
260,000	Series 2023-C5, Class ASB	5.99%	06/15/56	268,162
235,000	Series 2023-C6, Class ASB	6.21%	09/15/56	244,482
300,000	Series 2024-C9, Class ASB	5.77%	07/15/57	308,435
250,000	Series 2025-C11, Class ASB	5.68%	02/15/58	256,854
350,000	Series 2025-C12, Class ASB	5.76%	06/15/58	360,007
3,668,225	Series 2025-C13, Class XA, IO (b)	1.01%	10/15/58	267,540
	BPR Mortgage Trust
250,000	Series 2023-STON, Class A (a)	7.50%	12/05/39	255,050
	BSTN Commercial Mortgage Trust
551,000	Series 2025-1C, Class A (a) (b)	5.37%	06/15/44	552,635
See Notes to Financial Statements

First Trust AAA CMBS ETF (CAAA)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BWAY Trust
$415,000	Series 2025-1535, Class A (a) (b)	6.31%	05/05/42	$416,506
131,000	Series 2025-1535, Class B (a) (b)	7.46%	05/05/42	134,840
	BX Commercial Mortgage Trust
489,000	Series 2020-VIV4, Class A (a)	2.84%	03/09/44	450,382
405,000	Series 2026-VLT10, Class A (a) (b)	5.36%	07/13/58	384,904
	BX Trust
650,000	Series 2025-ARIA, Class A (a) (b)	5.03%	12/13/42	646,244
600,000	Series 2025-DELC, Class A, 1 Mo. CME Term SOFR + 1.55% (a) (c)	5.23%	12/15/42	602,358
260,000	Series 2025-GW, Class A, 1 Mo. CME Term SOFR + 1.60% (a) (c)	5.28%	07/15/42	261,159
255,000	Series 2025-VOLT, Class A, 1 Mo. CME Term SOFR + 1.70% (a) (c)	5.38%	12/15/44	254,795
	CALI
389,000	Series 2024-SUN, Class A, 1 Mo. CME Term SOFR + 1.89% (a) (c)	5.56%	07/15/41	389,515
	Cantor Commercial Real Estate Lending
359,548	Series 2019-CF1, Class A2	3.62%	05/15/52	354,282
	CENT
550,000	Series 2025-CITY, Class A (a) (b)	4.92%	07/10/40	545,270
	CFCRE Commercial Mortgage Trust
6,936,271	Series 2017-C8, Class XA, IO (b)	1.43%	06/15/50	29,949
	CHI Commercial Mortgage Trust
520,000	Series 2025-SFT, Class A (a) (b)	5.48%	04/15/42	521,701
	Citigroup Commercial Mortgage Trust
295,357	Series 2019-C7, Class AAB	3.04%	12/15/72	286,783
326,242	Series 2019-GC43, Class AAB	2.96%	11/10/52	316,739
500,000	Series 2020-420K, Class A (a)	2.46%	11/10/42	446,935
	CONE Commercial Mortgage Trust
260,000	Series 2026-ACD6, Class A (a)	6.06%	07/15/43	258,320
500,000	Series 2026-DFW3, Class A (a) (b)	5.57%	05/15/43	495,028
	CRSNT Trust
135,000	Series 2026-MOON, Class A, 1 Mo. CME Term SOFR + CSA + 1.35% (a) (c)	5.08%	02/15/43	135,230
	Deutsche Bank Commercial Mortgage Trust
300,000	Series 2020-C9, Class A5	1.93%	08/15/53	266,878
	FS
400,000	Series 2026-ORL, Class A, 1 Mo. CME Term SOFR + 1.35% (a) (c)	5.03%	02/15/41	400,913
	GGP Trust
499,251	Series 2026-2PAK, Class A (b)	5.83%	05/10/43	496,811
	GS Mortgage Securities Trust
217,195	Series 2017-GS6, Class A2	3.16%	05/10/50	215,252
8,400,329	Series 2019-GC39, Class XA, IO (b)	1.07%	05/10/52	206,232
300,000	Series 2024-FAIR, Class A (a) (b)	5.88%	07/15/29	298,220
	Hawaii Hotel Trust
257,500	Series 2025-MAUI, Class A, 1 Mo. CME Term SOFR + 1.39% (a) (c)	5.07%	03/15/42	258,109
See Notes to Financial Statements

First Trust AAA CMBS ETF (CAAA)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Hilton USA Trust
$300,000	Series 2016-HHV, Class A (a)	3.72%	11/05/38	$299,256
300,000	Series 2025-NVIL, Class A, 1 Mo. CME Term SOFR + 1.74% (a) (c)	5.42%	07/15/42	301,194
	Houston Galleria Mall Trust
530,000	Series 2025-HGLR, Class A (a) (b)	5.46%	02/05/45	531,740
	ILPT Trust
325,000	Series 2019-SURF, Class A (a)	4.15%	02/11/41	316,550
	INT Commercial Mortgage Trust
500,000	Series 2025-PLAZA, Class A (a) (b)	4.88%	11/05/37	494,360
	IRV Trust
100,000	Series 2025-200P, Class A (a) (b)	5.29%	03/14/47	99,317
	JP Morgan Chase Commercial Mortgage Securities Trust
6,962,825	Series 2019-COR5, Class XA, IO (b)	1.41%	06/13/52	211,947
500,000	Series 2025-PHNY, Class A, 1 Mo. CME Term SOFR + 1.64% (a) (c)	5.32%	01/15/41	501,564
	JW Trust
260,000	Series 2024-BERY, Class A, 1 Mo. CME Term SOFR + 1.59% (a) (c)	5.27%	11/15/39	260,626
	KRE Commercial Mortgage Trust
300,000	Series 2026-ICNA, Class A, 1 Mo. CME Term SOFR + 1.85% (a) (c)	5.53%	05/15/43	300,932
	Manhattan West Mortgage Trust
287,000	Series 2020-1MW, Class A (a)	2.13%	09/10/39	278,206
410,000	Series 2026-2MW, Class A (a) (b)	5.32%	06/10/48	405,373
	MCR Mortgage Trust
305,000	Series 2024-TWA, Class A (a)	5.92%	06/12/39	305,730
	Morgan Stanley Capital I Trust
216,953	Series 2018-L1, Class A3	4.14%	10/15/51	214,506
310,015	Series 2019-L2, Class A3	3.81%	03/15/52	301,256
12,173,227	Series 2019-L2, Class XA, IO (b)	0.99%	03/15/52	250,845
	MSWF Commercial Mortgage Trust
5,339,510	Series 2023-1, Class XA, IO (b)	0.86%	05/15/56	237,158
	NRTH Commercial Mortgage Trust
275,000	Series 2025-PARK, Class A, 1 Mo. CME Term SOFR + 1.39% (a) (c)	5.07%	10/15/40	276,032
	NY Commercial Mortgage Trust
500,000	Series 2025-299P, Class A (a) (b)	5.66%	02/10/47	508,831
	NYO Commercial Mortgage Trust
375,000	Series 2021-1290, Class A, 1 Mo. CME Term SOFR + CSA + 1.10% (a) (c)	4.89%	11/15/38	375,289
	One New York Plaza Trust
311,490	Series 2020-1NYP, Class A, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (c)	4.74%	01/15/36	303,537
	SFO Commercial Mortgage Trust
319,200	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.40% (a) (c)	5.19%	05/15/38	319,155
	SHOPS Commercial Mortgage Trust
300,000	Series 2026-CSTL, Class A (a) (b)	4.81%	05/05/39	295,306
See Notes to Financial Statements

First Trust AAA CMBS ETF (CAAA)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	SKY Trust
$448,210	Series 2025-LINE, Class A, 1 Mo. CME Term SOFR + 2.59% (a) (c)	6.26%	04/15/42	$451,090
	SLG Office Trust
323,000	Series 2021-OVA, Class A (a)	2.59%	07/15/41	285,744
	SWCH Commercial Mortgage Trust
555,000	Series 2025-DATA, Class A, 1 Mo. CME Term SOFR + 1.44% (a) (c)	5.12%	02/15/42	551,585
	TEXAS Commercial Mortgage Trust
500,000	Series 2025-TWR, Class A, 1 Mo. CME Term SOFR + 1.29% (a) (c)	4.97%	04/15/42	499,926
	VRTX Trust
500,000	Series 2025-HQ, Class A (a) (b)	4.93%	08/05/42	483,837
	Wells Fargo Commercial Mortgage Trust
375,000	Series 2018-C47, Class A4	4.44%	09/15/61	370,848
76,100	Series 2018-C47, Class AS	4.67%	09/15/61	74,794
4,030,871	Series 2021-C59, Class XA, IO (b)	1.46%	04/15/54	204,159
3,540,077	Series 2021-C60, Class XA, IO (b)	1.51%	08/15/54	205,444
380,000	Series 2022-C62, Class A4	4.00%	04/15/55	355,954
349,962	Series 2025-B33RP, Class A, 1 Mo. CME Term SOFR + 1.35% (a) (c)	5.03%	08/15/42	350,386
	WHARF Commercial Mortgage Trust
325,000	Series 2025-DC, Class A (a) (b)	5.35%	07/15/40	327,152
	Total Mortgage-Backed Securities			32,284,720
	(Cost $32,343,074)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.1%
	Commercial Mortgage-Backed Securities — 4.5%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
160,000	Series 2020-RR05, Class X, IO	2.01%	01/27/29	6,635
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
8,606,412	Series 2020-K104, Class X1, IO (b)	1.10%	01/25/30	280,248
1,591,613	Series 2020-K122, Class X1, IO (b)	0.86%	11/25/30	48,913
1,184,933	Series 2025-K546, Class X1, IO (b)	0.90%	05/25/30	35,435
	Government National Mortgage Association
3,489,082	Series 2021-31, Class IO, IO (b)	0.94%	01/16/61	238,947
4,779,543	Series 2024-47, Class AI, IO	0.75%	06/16/64	246,761
3,238,838	Series 2025-153, Class IO, IO (b)	0.85%	09/16/67	239,331
4,062,375	Series 2025-206, Class IO, IO (b)	0.80%	04/16/64	247,195
3,488,778	Series 2025-21, Class IO, IO (b)	0.95%	04/16/65	246,402
				1,589,867
	Pass-Through Securities — 1.6%
	Federal National Mortgage Association
300,000	Pool BZ0874	4.76%	06/01/29	301,108
	Government National Mortgage Association
250,000	Pool DO5687	5.72%	06/15/53	250,470
				551,578
	Total U.S. Government Agency Mortgage-Backed Securities			2,141,445
	(Cost $2,143,080)
See Notes to Financial Statements

First Trust AAA CMBS ETF (CAAA)
Portfolio of Investments (Continued)
July 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 2.0%
707,168	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (d)	$707,168
	(Cost $707,168)

	Total Investments — 99.8%	35,133,333
	(Cost $35,193,322)
	Net Other Assets and Liabilities — 0.2%	57,037
	Net Assets — 100.0%	$35,190,370
Futures Contracts at July 31, 2026 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	46	Sep-2026	$9,458,031	$(33,031)
U.S. 5-Year Treasury Notes	15	Sep-2026	1,589,649	(8,930)
U.S. 10-Year Treasury Notes	25	Sep-2026	2,700,000	(35,695)
Ultra 10 Year U.S. Treasury Notes	7	Sep-2026	767,922	(14,851)
			$14,515,602	$(92,507)

Futures Contracts Short
U.S. Treasury Long-Term Bond Futures	1	Sep-2026	$(108,313)	$5,187
		Total	$14,407,289	$(87,320)

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2026, securities noted as such amounted to $18,834,320 or 53.5% of net assets.

(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Floating or variable rate security.
(d)	Rate shown reflects yield as of July 31, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
SOFR	– Secured Overnight Financing Rate
See Notes to Financial Statements

First Trust AAA CMBS ETF (CAAA)
Portfolio of Investments (Continued)
July 31, 2026

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$32,284,720	$—	$32,284,720	$—
U.S. Government Agency Mortgage-Backed Securities	2,141,445	—	2,141,445	—
Money Market Funds	707,168	707,168	—	—
Total Investments	35,133,333	707,168	34,426,165	—
Futures Contracts*	5,187	5,187	—	—
Total	$35,138,520	$712,355	$34,426,165	$—

LIABILITIES TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts*	$(92,507)	$(92,507)	$—	$—

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments
July 31, 2026

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 53.8%
	Collateralized Mortgage Obligations — 42.7%
	Ajax Mortgage Loan Trust
$913,000	Series 2021-E, Class A2 (a)	2.69%	12/25/60	$694,663
	BINOM Securitization Trust
6,150,000	Series 2021-INV1, Class B1 (a)	4.35%	06/25/56	4,597,324
	BRAVO Residential Funding Trust
380,000	Series 2024-NQM5, Class B1 (a)	7.38%	06/25/64	383,884
255,000	Series 2024-NQM6, Class B1 (a)	7.30%	08/01/64	257,521
	CIM Trust
1,200,000	Series 2019-R5, Class B2 (a) (b)	5.00%	09/25/59	1,132,745
	Citigroup Mortgage Loan Trust
3,963,100	Series 2020-EXP1, Class M1 (a) (b)	4.47%	05/25/60	3,555,477
	COLT Mortgage Loan Trust
1,485,000	Series 2021-5, Class B2 (a) (b)	4.26%	11/26/66	1,218,323
340,000	Series 2021-HX1, Class B3A (a) (b)	4.11%	10/25/66	250,994
	Connecticut Avenue Securities Trust
4,000,000	Series 2021-R01, Class 1B2, 30 Day Average SOFR + 6.00% (a) (c)	9.62%	10/25/41	4,042,887
445,000	Series 2022-R06, Class 1B2, 30 Day Average SOFR + 10.60% (a) (c)	14.22%	05/25/42	477,790
1,500,000	Series 2023-R06, Class 1B2, 30 Day Average SOFR + 5.90% (a) (c)	9.52%	07/25/43	1,622,495
	Credit Suisse Mortgage Trust
2,811,041	Series 2021-NQM6, Class B1 (a)	3.29%	07/25/66	2,000,977
3,373,000	Series 2021-NQM7, Class B2 (a) (b)	4.35%	10/25/66	2,887,961
2,792,899	Series 2021-NQM8, Class B1 (a)	4.21%	10/25/66	2,201,440
	Cross Mortgage Trust
450,000	Series 2025-H6, Class B1B (a)	7.54%	07/25/70	446,297
	Deephaven Residential Mortgage Trust
700,000	Series 2021-2, Class M1 (a)	2.22%	04/25/66	556,311
500,000	Series 2022-1, Class B1 (a)	4.25%	01/25/67	408,957
	Easy Street Mortgage Loan Trust
1,950,000	Series 2025-RTL2, Class A1, steps up to 7.50% on 12/25/27 (a) (d)	5.61%	10/25/40	1,944,797
	Ellington Financial Mortgage Trust
289,000	Series 2019-2, Class M1 (a)	3.47%	11/25/59	275,570
1,345,000	Series 2021-1, Class B2 (a)	4.14%	02/25/66	1,004,123
258,000	Series 2024-INV1, Class B2 (a) (b)	7.34%	03/25/69	258,963
920,233	Series 2025-NQM6, Class A3, steps up to 6.40% on 12/01/29 (a) (d)	5.40%	12/25/70	911,022
1,673,000	Series 2025-RTL1, Class M1 (a)	6.39%	11/25/40	1,664,405
860,000	Series 2025-RTL1, Class M2 (a)	8.33%	11/25/40	858,771
	FARM Mortgage Trust
308,333	Series 2021-1, Class B (a) (b)	3.22%	07/25/51	243,308
481,601	Series 2024-1, Class B (a) (b)	5.05%	10/01/53	418,662
1,632,106	Series 2025-2, Class B (a) (b)	5.71%	09/25/55	1,435,720
	Fidelis Mortgage Trust
1,940,000	Series 2025-RTL1, Class A2 (a)	6.22%	02/27/40	1,942,906
1,260,000	Series 2025-RTL2, Class A1 (a) (d)	5.57%	07/25/40	1,259,920
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Fidelis Mortgage Trust (Continued)
$2,700,000	Series 2025-RTL2, Class A2, steps up to 7.06% on 02/25/28 (a) (d)	6.06%	07/25/40	$2,695,399
1,450,000	Series 2026-RTL2, Class B (a)	7.90%	07/25/41	1,431,253
	Flagstar Mortgage Trust
1,609,090	Series 2020-2, Class B3 (a) (b)	3.65%	08/25/50	1,396,800
	Galton Funding Mortgage Trust
110,128	Series 2018-2, Class B2 (a)	4.51%	10/25/58	105,360
	GCAT Trust
853,328	Series 2025-INV5, Class A28, 30 Day Average SOFR + 1.50% (a) (c)	5.12%	12/25/55	854,510
	GS Mortgage-Backed Securities Trust
1,795,000	Series 2020-NQM1, Class B1 (a)	5.14%	09/27/60	1,724,239
1,500,000	Series 2022-LTV1, Class A14 (a)	3.00%	06/25/52	1,048,965
929,828	Series 2025-PJ11, Class A27, 30 Day Average SOFR + 1.35% (a) (c)	4.97%	05/25/56	932,160
	HOMES Trust
3,500,000	Series 2025-NQM2, Class B2 (a) (b)	7.37%	02/25/70	3,449,931
	Homeward Opportunities Fund Trust
1,000,000	Series 2024-RRTL2, Class M1 (a)	8.16%	09/25/39	1,000,730
654,000	Series 2024-RRTL2, Class M2 (a) (b)	9.08%	09/25/39	656,985
	J.P. Morgan Mortgage Trust
3,749,000	Series 2022-DSC1, Class M1 (a)	4.95%	01/25/63	3,390,485
	JP Morgan Mortgage Trust
279,764	Series 2020-INV1, Class A15 (a)	3.50%	08/25/50	246,530
264,743	Series 2020-INV1, Class B4 (a) (b)	4.17%	08/25/50	234,062
81,459	Series 2020-INV1, Class B5 (a) (b)	4.17%	08/25/50	70,956
293,959	Series 2020-INV1, Class B6Z (a) (e)	7.03%	08/25/50	263,839
1,505,274	Series 2021-12, Class B5 (a) (b)	3.16%	02/25/52	1,204,560
635,177	Series 2026-1, Class A11, 30 Day Average SOFR + 1.10% (a) (c)	4.72%	07/25/56	630,438
	LHOME Mortgage Trust
3,500,000	Series 2024-RTL5, Class M2 (a)	8.18%	09/25/39	3,508,947
	MFA Trust
1,170,000	Series 2024-RTL3, Class A1, steps up to 6.91% on 04/25/27 (a) (d)	5.91%	11/25/39	1,172,450
1,000,000	Series 2024-RTL3, Class A2, steps up to 7.53% on 04/25/27 (a) (d)	6.54%	11/25/39	1,003,656
	Mill City Mortgage Loan Trust
1,025,000	Series 2019-GS2, Class B2 (a) (b)	3.25%	08/25/59	780,016
	Morgan Stanley Residential Mortgage Loan Trust
290,000	Series 2025-SPL1, Class B1, steps up to 5.25% on 09/01/29 (a) (d)	4.25%	02/25/65	258,191
380,000	Series 2025-SPL1, Class M1, steps up to 5.25% on 09/01/29 (a) (d)	4.25%	02/25/65	353,523
	New Residential Mortgage Loan Trust
377,319	Series 2014-3A, Class B4 (a) (b)	5.27%	11/25/54	371,165
1,080,000	Series 2019-NQM4, Class B2 (a) (e)	5.06%	09/25/59	992,385
2,872,000	Series 2021-NQ1R, Class B1 (a)	3.53%	07/25/55	2,456,228
930,000	Series 2021-NQ1R, Class B2 (a)	4.33%	07/25/55	813,277
3,545,000	Series 2023-NQM1, Class B2 (a) (b)	7.41%	10/25/63	3,548,117
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	New Residential Mortgage Loan Trust (Continued)
$785,000	Series 2024-NQM1, Class B2 (a) (b)	7.88%	03/25/64	$791,388
440,000	Series 2024-NQM3, Class B2 (a) (b)	7.14%	11/25/64	443,956
	NLT Trust
334,000	Series 2021-INV2, Class B1 (a)	3.32%	08/25/56	246,632
	Onslow Bay Mortgage Loan Trust
620,000	Series 2022-NQM2, Class A1B (a)	4.38%	01/25/62	567,797
	PMT Loan Trust
1,220,155	Series 2026-CNF4, Class A23, 30 Day Average SOFR + 1.35% (a) (c)	4.97%	05/25/57	1,222,245
1,314,245	Series 2026-INV1, Class A36, 30 Day Average SOFR + 1.30% (a) (c)	4.92%	01/25/57	1,310,823
1,924,829	Series 2026-INV3, Class A36, 30 Day Average SOFR + 1.35% (a) (c)	4.97%	02/25/57	1,926,525
889,119	Series 2026-J1, Class A25, 30 Day Average SOFR + 1.15% (a) (c)	4.77%	01/25/57	884,084
	PRET LLC
375,000	Series 2025-NPL11, Class A2, steps up to 11.02% on 09/25/29 (a) (d)	7.02%	10/25/55	375,960
630,513	Series 2025-NPL6, Class A1, steps up to 8.74% on 06/25/28 (a) (d)	5.74%	06/25/55	631,413
300,000	Series 2025-NPL6, Class A2, steps up to 12.72% on 06/25/29 (a) (d)	8.72%	06/25/55	300,678
259,095	Series 2025-NPL7, Class A1, steps up to 8.65% on 07/25/28 (a) (d)	5.66%	07/25/55	259,388
500,000	Series 2025-NPL9, Class A2, steps up to 11.51% on 08/25/29 (a) (d)	7.51%	08/25/55	500,728
1,100,000	Series 2026-NPL1, Class A2, steps up to 10.53% on 12/25/29 (a) (d)	6.54%	01/25/56	1,094,909
1,222,151	Series 2026-NPL2, Class A1, steps up to 8.15% on 01/25/29 (a) (d)	5.07%	02/25/56	1,212,890
2,418,345	Series 2026-NPL4, Class A1, steps up to 8.51% on 03/25/29 (a) (d)	5.51%	04/25/56	2,409,187
2,000,000	Series 2026-NPL4, Class A2, steps up to 10.14% on 03/25/30 (a) (d)	7.14%	04/25/56	2,002,427
976,053	Series 2026-NPL5, Class A1, steps up to 8.66% on 04/25/29 (a) (d)	5.71%	04/25/56	974,879
2,000,000	Series 2026-NPL5, Class A2, steps up to 11.38% on 04/25/30 (a) (d)	7.05%	04/25/56	1,994,486
	PRET Trust
3,190,000	Series 2026-RPL3, Class M2, steps up to 5.40% on 06/01/30 (a) (d)	4.40%	06/25/70	2,856,050
	PRKCM Trust
1,000,000	Series 2022-AFC1, Class M1 (a) (b)	4.16%	04/25/57	917,544
371,000	Series 2023-AFC1, Class M1 (a) (b)	7.29%	02/25/58	370,097
	PRPM
1,500,000	Series 2024-NQM3, Class B1 (a) (b)	7.30%	08/25/69	1,504,324
853,314	Series 2025-3, Class A1, steps up to 9.25% on 05/01/28 (a) (d)	6.26%	05/25/30	853,218
	PRPM LLC
1,426,000	Series 2023-RCF2, Class A3, steps up to 5.00% on 11/25/27 (a) (d)	4.00%	11/25/53	1,399,430
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	PRPM LLC (Continued)
$400,000	Series 2024-8, Class A2, steps up to 11.83% on 12/25/27 (a) (d)	8.84%	12/25/29	$400,335
2,066,000	Series 2024-RCF1, Class A3, steps up to 5.00% on 01/25/28 (a) (d)	4.00%	01/25/54	2,020,353
1,550,000	Series 2024-RCF4, Class A2, steps up to 5.00% on 07/25/28 (a) (d)	4.00%	07/25/54	1,507,997
1,542,000	Series 2024-RCF4, Class M1, steps up to 5.00% on 07/25/28 (a) (d)	4.00%	07/25/54	1,493,172
1,000,000	Series 2024-RCF5, Class A2, steps up to 5.00% on 08/25/28 (a) (d)	4.00%	08/25/54	970,155
3,171,000	Series 2024-RPL3, Class M1, steps up to 5.00% on 11/25/28 (a) (d)	4.00%	11/25/54	3,047,179
2,993,000	Series 2024-RPL3, Class M2, steps up to 5.00% on 11/25/28 (a) (d)	4.00%	11/25/54	2,805,864
325,000	Series 2024-RPL4, Class M2, steps up to 5.00% on 12/25/28 (a) (d)	4.00%	12/25/54	298,670
2,000,000	Series 2025-5, Class A2, steps up to 11.56% on 07/01/28 (a) (d)	8.57%	07/25/30	1,992,293
1,000,000	Series 2025-6, Class M1 (a)	10.56%	08/25/28	994,622
427,653	Series 2025-7, Class A1, steps up to 8.50% on 08/01/28 (a) (d)	5.50%	08/25/30	426,243
500,000	Series 2025-8, Class A2, steps up to 10.19% on 10/01/28 (a) (d)	7.20%	10/25/30	498,582
290,000	Series 2025-RCF4, Class M2, steps up to 5.50% on 08/01/29 (a) (d)	4.50%	08/25/55	271,493
1,000,000	Series 2025-RCF5, Class A3, steps up to 6.46% on 10/01/29 (a) (d)	5.46%	10/25/55	991,095
600,000	Series 2025-RCF6, Class M1, steps up to 6.50% on 12/01/29 (a) (d)	5.50%	12/25/55	587,395
350,000	Series 2025-RPL3, Class M1, steps up to 4.25% on 04/01/28 (a) (d)	3.25%	04/25/55	333,869
2,452,447	Series 2026-4, Class A1, steps up to 9.30% on 06/01/29 (a) (d)	6.30%	06/25/31	2,454,743
2,000,000	Series 2026-4, Class A2, steps up to 9.82% on 06/01/29 (a) (d)	6.82%	06/25/31	1,999,463
2,049,000	Series 2026-RCF2, Class M1 (a)	5.50%	03/25/56	1,983,594
1,950,000	Series 2026-RCF2, Class M2 (a)	5.50%	03/25/56	1,833,996
2,690,000	Series 2026-RCF3, Class M1 (a)	5.25%	05/25/56	2,574,188
1,140,000	Series 2026-RCF3, Class M2 (a)	5.25%	05/25/56	1,090,089
	PRPM Trust
2,150,000	Series 2023-NQM3, Class B2 (a) (b)	7.31%	11/25/68	2,155,705
990,000	Series 2026-RCF1, Class M2, steps up to 6.50% on 01/01/30 (a) (d)	5.50%	01/25/56	947,137
	Rate Mortgage Trust
887,317	Series 2025-J3, Class A27, 30 Day Average SOFR + 1.55% (a) (c)	5.17%	11/25/55	890,578
	RCO IX Mortgage LLC
527,419	Series 2025-4, Class A1, steps up to 8.30% on 10/25/28 (a) (d)	5.31%	10/25/30	527,456
4,150,000	Series 2025-4, Class A2, steps up to 10.90% on 10/25/28 (a) (d)	6.90%	10/25/30	4,147,732
2,883,828	Series 2026-2, Class A1, steps up to 8.76% on 05/25/29 (a) (d)	5.76%	05/25/31	2,874,245
2,750,000	Series 2026-2, Class M1, steps up to 13.07% on 05/25/29 (a) (d)	9.08%	05/25/31	2,735,491
	Redwood Funding Trust
1,235,097	Series 2025-3, Class A (a)	6.23%	12/27/56	1,245,632
3,505,000	Series 2025-3, Class B (a)	7.75%	12/27/56	3,528,041
2,563,470	Series 2026-1, Class A, steps up to 9.00% on 02/27/28 (a) (d)	5.93%	09/27/56	2,554,870
4,500,000	Series 2026-1, Class B, steps up to 10.60% on 07/27/28 (a) (d)	7.76%	09/27/56	4,487,026
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Redwood Funding Trust (Continued)
$6,572,143	Series 2026-2, Class A (a)	6.26%	11/27/56	$6,568,101
1,785,000	Series 2026-2, Class B (a)	8.00%	11/27/56	1,783,704
3,690,000	Series 2026-RR1, Class A1, steps up to 9.55% on 07/27/28 (a) (d) (f)	6.63%	07/27/30	3,689,947
2,525,000	Series 2026-RR1, Class A2, steps up to 11.28% on 07/27/28 (a) (d) (f)	7.99%	07/27/30	2,524,995
	Residential Mortgage Loan Trust
3,340,000	Series 2021-1R, Class B2 (a)	4.47%	01/25/65	3,035,374
	Saluda Grade Alternative Mortgage Trust
325,000	Series 2024-INV1, Class B1 (a) (b)	6.85%	08/25/59	324,593
	Saluds Grade Alternative Mortgage Trust
500,000	Series 2025-RRTL1, Class M2 (a)	8.42%	10/25/40	488,392
	Sequoia Mortgage Trust
1,580,845	Series 2026-HYB1, Class A1B (a)	4.67%	04/25/56	1,535,180
	SG Residential Mortgage Trust
521,000	Series 2019-3, Class B2 (a)	5.66%	09/25/59	497,794
884,858	Series 2022-1, Class A1 (a)	3.95%	03/27/62	826,517
	Starwood Mortgage Residential Trust
895,000	Series 2020-3, Class B2 (a) (b)	4.75%	04/25/65	762,876
	Toorak Mortgage Trust
750,000	Series 2024-2, Class A2, steps up to 10.15% on 04/25/27 (a) (d)	8.65%	10/25/31	753,093
	Towd Point Mortgage Trust
1,250,000	Series 2017-4, Class B4 (a)	3.64%	06/25/57	954,941
	VCAT LLC
2,601,719	Series 2026-NPL2, Class A1, steps up to 8.06% on 02/25/29 (a) (d)	5.06%	02/25/56	2,585,474
1,063,873	Series 2026-NPL3, Class A1, steps up to 8.56% on 05/25/29 (a) (d)	5.57%	05/25/56	1,063,280
	Verus Securitization Trust
4,598,000	Series 2021-4, Class B2 (a)	3.81%	07/25/66	3,267,510
367,000	Series 2021-5, Class B2 (a)	3.94%	09/25/66	275,060
3,240,000	Series 2021-6, Class B2 (a)	4.53%	10/25/66	2,565,252
1,500,000	Series 2021-8, Class B2 (a)	4.33%	11/25/66	1,162,541
375,000	Series 2021-R2, Class B2 (a)	4.26%	02/25/64	308,827
735,000	Series 2022-1, Class B1 (a)	4.01%	01/25/67	569,855
3,305,000	Series 2022-1, Class B2 (a) (b)	3.97%	01/25/67	2,447,737
3,760,792	Series 2022-3, Class A3 (a)	4.13%	02/25/67	3,534,215
1,100,000	Series 2023-6, Class B2 (a) (b)	7.75%	09/25/68	1,098,870
265,000	Series 2024-2, Class B1 (a)	7.86%	02/25/69	267,267
4,000,000	Series 2024-2, Class B2 (a) (b)	8.67%	02/25/69	4,037,311
385,000	Series 2024-3, Class B1 (a)	8.03%	04/25/69	390,083
125,000	Series 2024-5, Class B1 (a)	7.79%	06/25/69	126,871
248,000	Series 2024-6, Class B1 (a) (b)	7.22%	07/25/69	250,421
1,500,000	Series 2024-7, Class B2 (a) (b)	7.78%	09/25/69	1,506,697
510,000	Series 2024-INV2, Class B2 (a) (b)	7.90%	08/26/69	513,972
315,000	Series 2025-1, Class B1 (a)	7.01%	01/25/70	316,661
3,063,000	Series 2025-4, Class B2 (a) (b)	7.45%	05/25/70	3,067,683
150,000	Series 2025-INV1, Class B1 (a)	6.95%	02/25/70	151,083
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Visio Trust
$330,000	Series 2023-2, Class M1 (a) (b)	7.71%	10/25/58	$329,114
	Wells Fargo Mortgage Backed Securities Trust
840,579	Series 2020-1, Class B2 (a) (b)	3.36%	12/25/49	735,503
				213,586,525
	Commercial Mortgage-Backed Securities — 11.1%
	BANK
2,046,743	Series 2019-BN16, Class XA, IO (b)	0.93%	02/15/52	35,572
2,712,313	Series 2019-BN21, Class XA, IO (b)	0.81%	10/17/52	56,505
1,045,166	Series 2019-BN22, Class XA, IO (b)	0.58%	11/15/62	17,150
478,000	Series 2020-BN25, Class A5	2.65%	01/15/63	440,252
7,500,000	Series 2021-BN31, Class XB, IO (b)	0.87%	02/15/54	250,255
9,994,337	Series 2023-BNK46, Class XA, IO (b)	0.62%	08/15/56	299,630
	BBCMS Mortgage Trust
3,368,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (c)	4.60%	03/15/37	3,188,281
3,283,711	Series 2020-C6, Class XA, IO (b)	1.02%	02/15/53	92,651
1,230,551	Series 2020-C7, Class XA, IO (b)	1.59%	04/15/53	44,935
4,998,412	Series 2024-5C25, Class XA, IO (b)	1.19%	03/15/57	130,403
	Benchmark Mortgage Trust
4,911,427	Series 2019-B13, Class XA, IO (b)	1.08%	08/15/57	130,445
1,221,555	Series 2020-B20, Class XA, IO (b)	1.51%	10/15/53	50,037
4,144,032	Series 2021-B29, Class XA, IO (b)	0.99%	09/15/54	126,086
4,434,962	Series 2024-V6, Class XA, IO (b)	1.33%	03/15/57	129,482
	BMO Mortgage Trust
9,495,405	Series 2025-C13, Class XA, IO (b)	1.01%	10/15/58	692,543
	BWAY Trust
415,000	Series 2025-1535, Class A (a) (b)	6.31%	05/05/42	416,506
1,000,000	Series 2025-1535, Class B (a) (b)	7.46%	05/05/42	1,029,311
	BX Commercial Mortgage Trust
1,382,973	Series 2019-IMC, Class A, 1 Mo. CME Term SOFR + CSA + 1.00% (a) (c)	4.72%	04/15/34	1,376,920
2,000,000	Series 2026-VLT10, Class C (a) (b)	6.40%	07/13/58	1,928,145
	BX Trust
2,000,000	Series 2025-DELC, Class D, 1 Mo. CME Term SOFR + 2.60% (a) (c)	6.28%	12/15/42	2,009,686
600,000	Series 2025-DELC, Class E, 1 Mo. CME Term SOFR + 3.05% (a) (c)	6.73%	12/15/42	601,651
2,500,000	Series 2025-VOLT, Class A, 1 Mo. CME Term SOFR + 1.70% (a) (c)	5.38%	12/15/44	2,497,994
	CALI
739,000	Series 2024-SUN, Class A, 1 Mo. CME Term SOFR + 1.89% (a) (c)	5.56%	07/15/41	739,979
300,000	Series 2024-SUN, Class D, 1 Mo. CME Term SOFR + 3.63% (a) (c)	7.30%	07/15/41	299,517
	CFCRE Commercial Mortgage Trust
6,936,271	Series 2017-C8, Class XA, IO (b)	1.43%	06/15/50	29,949
	CONE Commercial Mortgage Trust
3,375,000	Series 2026-ACD6, Class A (a)	6.06%	07/15/43	3,353,189
3,000,000	Series 2026-DFW3, Class E (a) (b)	7.84%	05/15/43	2,991,324
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	GGP Trust
$3,494,754	Series 2026-2PAK, Class A (b)	5.83%	05/10/43	$3,477,680
	Great Wolf Trust
2,000,000	Series 2024-WOLF, Class A, 1 Mo. CME Term SOFR + 1.54% (a) (c)	5.22%	03/15/39	2,004,946
	GS Mortgage Securities Trust
920,200	Series 2020-GC45, Class XA, IO (b)	0.61%	02/13/53	15,568
1,641,125	Series 2020-GC47, Class XA, IO (b)	1.12%	05/12/53	56,536
	JP Morgan Chase Commercial Mortgage Securities Trust
3,859,966	Series 2019-COR5, Class XA, IO (b)	1.41%	06/13/52	117,497
	KRE Commercial Mortgage Trust
2,109,750	Series 2026-ICNA, Class A, 1 Mo. CME Term SOFR + 1.85% (a) (c)	5.53%	05/15/43	2,116,305
	MCR Mortgage Trust
2,690,000	Series 2024-TWA, Class A (a)	5.92%	06/12/39	2,696,440
300,000	Series 2024-TWA, Class E (a)	8.73%	06/12/39	299,997
1,715,000	Series 2024-TWA, Class F (a)	10.38%	06/12/39	1,724,214
	Morgan Stanley Capital I Trust
11,168,098	Series 2019-L2, Class XA, IO (b)	0.99%	03/15/52	230,133
5,598,687	Series 2019-L3, Class XA, IO (b)	0.60%	11/15/52	93,074
	NYO Commercial Mortgage Trust
320,000	Series 2021-1290, Class D, 1 Mo. CME Term SOFR + CSA + 2.54% (a) (c)	6.34%	11/15/38	319,132
	One New York Plaza Trust
2,048,281	Series 2020-1NYP, Class A, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (c)	4.74%	01/15/36	1,995,986
	SFO Commercial Mortgage Trust
500,000	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.40% (a) (c)	5.19%	05/15/38	499,929
1,000,000	Series 2021-555, Class D, 1 Mo. CME Term SOFR + CSA + 2.40% (a) (c)	6.44%	05/15/38	999,653
	SHR Trust
250,000	Series 2024-LXRY, Class E, 1 Mo. CME Term SOFR + 4.45% (a) (c)	8.13%	10/15/41	251,809
	SKY Trust
972,959	Series 2025-LINE, Class A, 1 Mo. CME Term SOFR + 2.59% (a) (c)	6.26%	04/15/42	979,211
	SWCH Commercial Mortgage Trust
3,000,000	Series 2025-DATA, Class A, 1 Mo. CME Term SOFR + 1.44% (a) (c)	5.12%	02/15/42	2,981,542
	VCC
3,024,021	Series 2026-MC1, Class A1, steps up to 9.49% on 01/01/29 (a) (d)	6.49%	01/27/31	3,018,922
2,000,000	Series 2026-MC1, Class A2, steps up to 11.66% on 01/01/29 (a) (d)	8.67%	01/27/31	1,972,099
	VCC Trust
1,967,107	Series 2026-MC2, Class A1, steps up to 10.60% on 07/01/30 (a) (d)	7.60%	06/25/56	1,961,889
2,000,000	Series 2026-MC2, Class A2, steps up to 12.51% on 07/01/30 (a) (d)	9.52%	06/25/56	1,988,946
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Velocity Commercial Capital Loan Trust
$1,994,324	Series 2026-3, Class M4 (a)	9.05%	07/25/56	$1,994,993
	Wells Fargo Commercial Mortgage Trust
3,314,861	Series 2021-C59, Class XA, IO (b)	1.46%	04/15/54	167,894
9,848,008	Series 2021-C60, Class XA, IO (b)	1.51%	08/15/54	571,516
				55,494,309
	Total Mortgage-Backed Securities			269,080,834
	(Cost $272,101,171)
ASSET-BACKED SECURITIES — 32.6%
	AB BSL CLO 1 Ltd.
2,000,000	Series 2020-1A, Class D2R2, 3 Mo. CME Term SOFR + 4.55% (a) (c)	8.30%	10/15/38	1,991,998
	Adams Outdoor Advertising, L.P.
2,500,000	Series 2026-1, Class B (a)	6.39%	07/20/56	2,502,492
2,000,000	Series 2026-1, Class C (a)	8.43%	07/20/56	2,015,470
	AGL CLO 17 Ltd.
2,000,000	Series 2022-17A, Class DR, 3 Mo. CME Term SOFR + 2.45% (a) (c)	6.18%	01/21/35	1,959,010
	AGL CLO 23 Ltd.
1,000,000	Series 2022-23A, Class D1R, 3 Mo. CME Term SOFR + 2.45% (a) (c)	6.18%	04/20/38	983,760
	Anchorage Capital CLO 29 Ltd.
2,000,000	Series 2024-29A, Class DR, 3 Mo. CME Term SOFR + 3.10% (a) (c)	6.76%	03/31/39	2,008,843
	Apidos CLO XXIX
260,000	Series 2018-29A, Class D2R, 3 Mo. CME Term SOFR + 4.65% (a) (c)	8.46%	07/25/38	257,628
	Benefit Street Partners CLO XXIII Ltd.
1,000,000	Series 2021-23A, Class D1RR, 3 Mo. CME Term SOFR + 2.70% (a) (c)	6.34%	04/25/39	1,003,044
	Benefit Street Partners CLO XXV Ltd.
1,000,000	Series 2021-25A, Class CR, 3 Mo. CME Term SOFR + 1.65% (a) (c)	5.40%	01/15/35	1,002,151
	Birch Grove CLO 8 Ltd.
1,000,000	Series 2024-8A, Class D2R, 3 Mo. CME Term SOFR + 4.80% (a) (c)	8.53%	04/20/39	1,004,252
	BlueMountain CLO XXIX Ltd.
895,439	Series 2020-29A, Class D1R, 3 Mo. CME Term SOFR + CSA + 3.15% (a) (c)	7.22%	07/25/34	891,057
	Carmax Select Receivables Trust
2,350,000	Series 2025-B, Class E (a)	6.89%	09/15/32	2,344,630
	CarMax Select Receivables Trust
3,800,000	Series 2026-A, Class D	4.90%	05/17/32	3,729,261
	CBAMR Ltd.
1,000,000	Series 2020-13A, Class D2R, 3 Mo. CME Term SOFR + 5.35% (a) (c)	9.08%	04/20/39	999,351
	Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
4,500,000	Series 2025-1A, Class C (a)	9.41%	05/20/55	4,658,998
1,000,000	Series 2025-4A, Class B (a)	5.77%	12/20/55	994,422
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	CoreVest American Finance Trust
$97,209	Series 2021-1, Class A (a)	1.57%	04/15/53	$95,596
261,520	Series 2021-2, Class A (a)	1.41%	07/15/54	253,208
	CTM CLO Ltd.
2,000,000	Series 2025-2A, Class D3, 3 Mo. CME Term SOFR + 3.90% (a) (c)	7.63%	10/20/38	1,985,238
	Diameter Capital CLO 4 Ltd.
1,000,000	Series 2022-4A, Class ERR, 3 Mo. CME Term SOFR + 4.55% (a) (c)	8.30%	01/15/39	990,969
	Diameter Capital CLO 5 Ltd.
250,000	Series 2023-5A, Class C2R, 3 Mo. CME Term SOFR + 3.60% (a) (c)	7.35%	01/15/39	245,494
500,000	Series 2023-5A, Class DR, 3 Mo. CME Term SOFR + 4.85% (a) (c)	8.60%	01/15/39	497,497
	Elmwood CLO 27 Ltd.
1,000,000	Series 2024-3A, Class D2R, 3 Mo. CME Term SOFR + 4.60% (a) (c)	8.33%	04/18/39	1,000,475
	Exeter Automobile Receivables Trust
994,000	Series 2024-1A, Class E (a)	7.89%	08/15/31	1,025,919
1,154,000	Series 2024-2A, Class E (a)	7.98%	10/15/31	1,203,417
750,000	Series 2025-2A, Class E (a)	7.81%	10/15/32	767,684
2,000,000	Series 2025-3A, Class E (a)	7.52%	12/15/32	2,029,397
1,000,000	Series 2025-5A, Class D	5.16%	03/15/32	993,107
	Exeter Select Automobile Receivables Trust
2,290,000	Series 2025-1, Class D	6.14%	09/15/31	2,332,706
337,000	Series 2025-1, Class E (a)	8.44%	12/15/32	347,051
350,000	Series 2025-2, Class E (a)	6.87%	02/15/33	341,805
500,000	Series 2025-3, Class C	5.00%	03/15/32	498,853
2,363,000	Series 2025-3, Class D	5.54%	05/17/32	2,361,928
	FIGRE Trust
1,360,000	Series 2026-HE2, Class E (a)	7.06%	01/25/56	1,353,171
3,087,000	Series 2026-HE5, Class F (a)	8.13%	06/25/56	3,074,356
1,144,564	Series 2026-HF3, Class C, 30 Day Average SOFR + 2.00% (a) (c)	5.62%	03/25/56	1,148,213
	FNA VI LLC
26,727	Series 2021-1A, Class A (a)	1.35%	01/10/32	25,229
	GLS Auto Receivables Issuer Trust
1,005,000	Series 2024-4A, Class E (a)	7.51%	08/15/31	1,033,868
	GLS Auto Select Receivables Issuer Trust
500,000	Series 2025-4A, Class C (a)	5.14%	12/15/31	500,168
4,045,000	Series 2025-4A, Class D (a)	5.61%	01/18/33	4,049,501
1,000,000	Series 2026-1A, Class D (a)	5.25%	04/18/33	987,521
	Golub Capital Partners 48, L.P.
3,000,000	Series 2020-48A, Class D1R, 3 Mo. CME Term SOFR + 2.75% (a) (c)	6.50%	04/17/38	2,991,298
	Golub Capital Partners CLO B Ltd.
2,315,000	Series 2024-77A, Class D1, 3 Mo. CME Term SOFR + 2.70% (a) (c)	6.51%	01/25/38	2,321,875
	Gracie Point International Funding LLC
1,250,000	Series 2025-1A, Class A, 30 Day Average SOFR + 1.50% (a) (c)	5.13%	08/15/28	1,252,026
1,200,000	Series 2025-1A, Class D, 30 Day Average SOFR + 4.50% (a) (c)	8.13%	08/15/28	1,199,516
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Invesco U.S. CLO Ltd.
$750,000	Series 2024-1RA, Class D1R, 3 Mo. CME Term SOFR + 3.75% (a) (c)	7.50%	04/15/37	$747,215
	Island Finance Trust
2,000,000	Series 2025-1A, Class A (a)	6.54%	03/19/35	2,006,734
650,000	Series 2025-1A, Class B (a)	7.95%	03/19/35	654,336
300,000	Series 2025-1A, Class C (a)	10.00%	03/19/35	301,682
	Kinetic ABS Issuer LLC
3,500,000	Series 2026-1A, Class C (a)	7.65%	02/25/56	3,533,164
	LMRK Issuer Co. 2 LLC
1,000,000	Series 2025-1A, Class A (a)	5.52%	09/15/55	989,359
500,000	Series 2025-1A, Class C (a)	8.12%	09/15/55	501,632
	Luxury Lease Partners Auto Lease Trust
676,500	Series 2025-A, Class A (a)	5.51%	03/15/32	673,872
	Magnetite XLVII Ltd.
1,000,000	Series 2024-47A, Class F, 3 Mo. CME Term SOFR + 7.22% (a) (c)	11.03%	01/25/38	973,128
	Magnetite XXIII Ltd.
1,000,000	Series 2019-23A, Class ER2, 3 Mo. CME Term SOFR + 4.60% (a) (c)	8.41%	01/25/35	977,926
	Magnetite XXVII Ltd.
260,000	Series 2020-27A, Class FRR, 3 Mo. CME Term SOFR + 6.84% (a) (c)	10.57%	10/20/38	251,227
	Magnetite XXVIII Ltd.
1,000,000	Series 2020-28A, Class D2RR, 3 Mo. CME Term SOFR + 3.75% (a) (c)	7.50%	01/15/38	993,897
	Magnetite XXXVIII Ltd.
2,000,000	Series 2024-38A, Class D2R, 3 Mo. CME Term SOFR + 3.80% (a) (c)	7.49%	07/15/39	1,975,156
	MetroNet Infrastructure Issuer LLC
3,000,000	Series 2026-1A, Class C (a)	7.10%	04/20/56	2,973,931
	Neuberger Berman CLO XXI Ltd.
2,500,000	Series 2016-21A, Class D2R3, 3 Mo. CME Term SOFR + 3.95% (a) (c)	7.68%	01/20/39	2,486,172
	Neuberger Berman CLO XXII Ltd.
1,000,000	Series 2016-22A, Class ER3, 3 Mo. CME Term SOFR + 6.25% (a) (c)	10.00%	04/17/40	1,019,380
	Neuberger Berman Loan Advisers CLO 47 Ltd.
250,000	Series 2022-47A, Class DR, 3 Mo. CME Term SOFR + 2.80% (a) (c)	6.54%	04/16/35	249,889
	Neuberger Berman Loan Advisers CLO 55 Ltd.
1,500,000	Series 2024-55A, Class D2R, 3 Mo. CME Term SOFR + 4.50% (a) (c)	8.23%	04/22/40	1,500,646
	Neuberger Berman Loan Advisers CLO Ltd.
250,000	Series 2020-39A, Class ER, 3 Mo. CME Term SOFR + 7.20% (a) (c)	10.93%	04/20/38	248,129
	OCP CLO 2020-20 Ltd.
1,000,000	Series 2020-20A, Class D1R2, 3 Mo. CME Term SOFR + 3.00% (a) (c)	6.73%	04/18/37	1,003,858
	OHA Credit Partners VII Ltd.
2,000,000	Series 2012-7A, Class D2R4, 3 Mo. CME Term SOFR + 3.50% (a) (c)	7.14%	02/20/38	1,981,512
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	OHA Credit Partners XV Ltd.
$1,000,000	Series 2017-15A, Class D2R2, 3 Mo. CME Term SOFR + 4.50% (a) (c)	8.23%	04/20/39	$997,935
	OHA Credit Partners XVII Ltd.
1,000,000	Series 2024-17A, Class D2, 3 Mo. CME Term SOFR + 3.95% (a) (c)	7.68%	01/18/38	995,862
	Pagaya AI Debt Grantor Trust
116,920	Series 2024-8, Class D (a)	6.53%	01/15/32	116,983
151,402	Series 2024-10, Class E (a)	10.41%	06/15/32	152,633
399,985	Series 2025-5, Class C (a)	5.64%	03/15/33	400,183
1,499,733	Series 2025-7, Class E (a)	8.89%	05/15/33	1,504,612
1,998,696	Series 2026-1, Class E (a)	9.23%	09/15/33	2,000,235
2,000,000	Series 2026-3, Class E (a)	10.16%	12/15/33	2,013,961
	Palmer Square CLO Ltd.
1,000,000	Series 2022-4A, Class D2R, 3 Mo. CME Term SOFR + 4.10% (a) (c)	7.83%	10/20/37	982,693
	Point Securitization Trust
3,955,000	Series 2026-2, Class A1 (a)	5.25%	07/25/56	3,853,357
2,128,000	Series 2026-2, Class B1 (a) (f)	6.50%	07/25/56	1,910,313
	Regatta 36 Funding Ltd.
1,000,000	Series 2026-1A, Class E, 3 Mo. CME Term SOFR + 6.05% (a) (c)	9.76%	04/15/39	1,012,711
	Regatta XVIII Funding Ltd.
2,000,000	Series 2021-1A, Class D1R, 3 Mo. CME Term SOFR + 2.60% (a) (c)	6.35%	04/15/38	1,985,726
	Research-Driven Pagaya Motor Asset Trust
275,000	Series 2025-3A, Class A2 (a)	5.15%	02/27/34	275,832
3,500,000	Series 2026-1A, Class E (a)	11.07%	01/25/35	3,461,939
3,138,159	Series 2026-R1A, Class A (a)	5.66%	07/25/34	3,132,712
	Research-Driven Pagaya Motor AssetTrust
3,000,000	Series 2026-4A, Class D (a)	8.62%	05/25/35	2,951,134
1,500,000	Series 2026-4A, Class XS (a)	10.00%	05/25/35	1,425,165
	Research-Driven Pagaya Motor Trust
250,000	Series 2025-5A, Class C (a)	5.47%	06/26/34	248,128
250,000	Series 2025-5A, Class D (a)	6.01%	06/26/34	246,031
750,000	Series 2025-5A, Class E (a)	9.22%	06/26/34	738,741
725,000	Series 2025-6A, Class C (a)	5.53%	08/25/34	718,207
	Rockland Park CLO Ltd.
260,000	Series 2021-1A, Class FR, 3 Mo. CME Term SOFR + 7.82% (a) (c)	11.55%	07/20/38	225,147
	Santander Drive Auto Receivables Trust
3,220,000	Series 2026-1, Class D	4.75%	04/15/32	3,154,700
	Signal Peak CLO 5 Ltd.
1,000,000	Series 2018-5A, Class D1R2, 3 Mo. CME Term SOFR + 4.00% (a) (c)	7.81%	04/25/37	995,304
	Silver Point CLO 11 Ltd.
275,000	Series 2025-11A, Class F, 3 Mo. CME Term SOFR + 6.93% (a) (c)	10.68%	07/15/38	263,519
	Silver Point CLO 9 Ltd.
1,250,000	Series 2025-9A, Class D1, 3 Mo. CME Term SOFR + 3.60% (a) (c)	7.35%	03/31/38	1,253,860
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Sixth Street CLO XVIII Ltd.
$400,000	Series 2021-18A, Class FR, 3 Mo. CME Term SOFR + 8.02% (a) (c)	11.77%	10/17/38	$394,168
	Symphony CLO 30 Ltd.
2,000,000	Series 2023-30A, Class D2R2, 3 Mo. CME Term SOFR + 5.15% (a) (c)	8.88%	10/20/37	1,996,314
	Texas Debt Capital CLO Ltd.
3,000,000	Series 2024-1A, Class D2R, 3 Mo. CME Term SOFR + 4.10% (a) (c)	7.75%	07/22/39	3,003,271
	TICP CLO VI Ltd.
2,000,000	Series 2016-6A, Class D2R3, 3 Mo. CME Term SOFR + 4.50% (a) (c)	8.25%	07/01/39	1,989,322
	Trinitas CLO XIX Ltd.
2,500,000	Series 2022-19A, Class D2R, 3 Mo. CME Term SOFR + 3.80% (a) (c)	7.53%	10/20/33	2,472,273
	Uniti Fiber Abs Issuer, LLC
1,605,000	Series 2025-1A, Class A2 (a)	5.88%	04/20/55	1,619,375
1,600,000	Series 2025-2A, Class B (a)	5.62%	01/20/56	1,570,120
	Vertical Bridge CC LLC
2,000,000	Series 2025-1A, Class B (a)	5.60%	08/16/55	1,980,826
2,500,000	Series 2025-1A, Class D (a)	9.38%	08/16/55	2,556,862
	Westlake Automobile Receivables Trust
3,700,000	Series 2026-2A, Class D (a)	5.25%	03/15/32	3,680,926
	Whitebox CLO V Ltd.
500,000	Series 2025-5A, Class D2, 3 Mo. CME Term SOFR + 4.10% (a) (c)	7.83%	07/20/38	495,302
1,000,000	Series 2025-5A, Class E, 3 Mo. CME Term SOFR + 5.25% (a) (c)	8.98%	07/20/38	1,007,368
	Zayo Issuer LLC
3,500,000	Series 2025-2A, Class B (a)	6.59%	06/20/55	3,539,965
4,500,000	Series 2025-2A, Class C (a)	9.49%	06/20/55	4,713,734
4,000,000	Series 2026-1A, Class C (a)	7.78%	04/20/56	4,030,166
	Total Asset-Backed Securities			163,363,913
	(Cost $163,646,195)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 16.3%
	Collateralized Mortgage Obligations — 7.5%
	Federal Home Loan Mortgage Corporation
1,203,874	Series 2022-5266, Class FA, 30 Day Average SOFR + 0.82% (c)	4.44%	09/25/52	1,189,774
1,919,606	Series 2023-5325, Class SA, (30 Day Average SOFR) ×-2+ 11.40% (g)	4.17%	11/25/52	1,649,891
652,843	Series 2024-5435, Class BS, (30 Day Average SOFR) ×-2+ 11.93% (g)	4.69%	07/25/54	561,649
279,887	Series 2024-5460, Class FN, 30 Day Average SOFR + 1.10% (c)	4.72%	10/25/54	281,195
1,135,258	Series 2025-5508, Class FE, 30 Day Average SOFR + 1.60% (c)	5.22%	02/25/55	1,157,093
4,746,810	Series 2026-5642, Class FN, 30 Day Average SOFR + 0.90% (c)	4.52%	03/25/56	4,693,509
4,600,000	Series 2026-5690, Class NS, (30 Day Average SOFR ) ×-1.80+ 13.07% (f) (g)	6.50%	08/25/56	4,457,687
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
978,414	Series 2017-4, Class M (a)	4.75%	06/25/57	970,292
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
$1,850,000	Series 2021-HQA1, Class B2, 30 Day Average SOFR + 5.00% (a) (c)	8.62%	08/25/33	$2,210,139
2,500,000	Series 2022-HQA1, Class B2, 30 Day Average SOFR + 11.00% (a) (c)	14.62%	03/25/42	2,649,860
	Federal National Mortgage Association
76,418	Series 2016-63, Class AF, 30 Day Average SOFR + CSA + 0.50% (c)	4.23%	09/25/46	75,505
703,717	Series 2023-51, Class PO, PO	(h)	11/25/53	588,403
938,314	Series 2023-54, Class PO, PO	(h)	11/25/53	772,644
3,356,303	Series 2025-6, Class FB, 30 Day Average SOFR + 2.00% (c)	5.62%	02/25/55	3,425,624
1,074,483	Series 2025-6, Class LF, 30 Day Average SOFR + 1.80% (c)	5.42%	02/25/55	1,090,324
893,177	Series 2025-49, Class FA, 30 Day Average SOFR + 0.80% (c)	4.42%	06/25/55	886,804
	Government National Mortgage Association
1,247,120	Series 2024-79, Class VB, (30 Day Average SOFR) ×-1.50+ 10.95% (g)	5.52%	05/20/54	1,158,495
695,267	Series 2025-4, Class FY, 30 Day Average SOFR + 1.60% (c)	5.22%	01/20/55	701,629
701,981	Series 2025-100, Class JS, (30 Day Average SOFR) ×-2.75+ 15.95% (g)	5.99%	06/20/55	644,764
1,072,460	Series 2025-164, Class PO, PO	(h)	08/20/54	831,341
4,354,576	Series 2026-99, Class HS, (30 Day Average SOFR) ×-2.25+ 12.60% (g)	4.45%	06/20/56	3,820,569
1,178,536	Series 2026-99, Class SC, (30 Day Average SOFR) ×-2.11+ 13.03% (g)	5.38%	06/20/56	1,081,941
2,025,866	Series 2026-111, Class AS, (30 Day Average SOFR) ×-2.50+ 13.89% (g)	4.83%	06/20/56	1,829,013
1,163,637	Series 2026-118, Class SP, (30 Day Average SOFR) ×-2.65+ 14.71% (g)	5.08%	07/20/56	969,088
				37,697,233
	Commercial Mortgage-Backed Securities — 4.3%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
48,691,227	Series 2021-K124, Class X1, IO (b)	0.71%	12/25/30	1,275,389
940,000	Series 2024-K755, Class X3, IO (b)	5.65%	02/25/31	201,620
	Federal National Mortgage Association Alternative Credit Enhancement Securities
3,137,860	Series 2026-M4, Class Z (b)	2.85%	04/25/52	1,795,572
	Government National Mortgage Association
21,891,862	Series 2021-31, Class IO, IO (b)	0.94%	01/16/61	1,499,247
48,540,633	Series 2024-32, Class IO, IO (b)	0.70%	06/16/63	2,510,575
26,451,667	Series 2024-47, Class AI, IO	0.75%	06/16/64	1,365,665
20,522,336	Series 2025-21, Class IO, IO (b)	0.95%	04/16/65	1,449,429
60,842,693	Series 2025-78, Class IO, IO (b)	1.00%	11/16/63	4,465,890
15,879,053	Series 2025-153, Class IO, IO (b)	0.85%	09/16/67	1,173,370
55,211,100	Series 2025-206, Class IO, IO (b)	0.80%	04/16/64	3,359,584
39,055,000	Series 2026-133, Class IO, IO (b)	0.83%	04/16/65	2,442,386
				21,538,727
	Pass-Through Securities — 4.5%
	Federal National Mortgage Association
723,177	Pool MA4271	1.50%	02/01/51	525,367
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
July 31, 2026
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$500,000	Pool TBA (i)	5.50%	08/15/41	$505,191
1,441,000	Pool TBA	4.50%	09/01/55	1,351,307
1,670,000	Pool TBA (i)	3.00%	08/01/56	1,424,001
325,000	Pool TBA (i)	2.50%	08/15/56	265,024
1,519,000	Pool TBA (i)	3.50%	08/15/56	1,347,697
600,000	Pool TBA	5.00%	08/15/56	579,120
4,800,000	Pool TBA (i)	5.50%	08/15/56	4,750,855
5,389,000	Pool TBA (i)	5.50%	09/15/56	5,325,404
1,682,000	Pool TBA (i)	6.00%	09/15/56	1,697,828
1,465,000	Pool TBA	6.00%	10/15/56	1,477,641
	Government National Mortgage Association
1,000,000	Pool DO5687	5.72%	06/15/53	1,001,879
306,000	Pool TBA (i)	3.50%	08/15/56	267,911
114,000	Pool TBA (i)	4.00%	08/15/56	103,150
318,000	Pool TBA (i)	4.50%	08/15/56	298,112
1,496,000	Pool TBA (i)	5.00%	08/15/56	1,447,689
132,000	Pool TBA (i)	3.00%	08/20/56	114,474
				22,482,650
	Total U.S. Government Agency Mortgage-Backed Securities			81,718,610
	(Cost $82,738,273)
U.S. TREASURY BILLS — 0.6%
800,000	U.S. Treasury Bill	(h)	09/08/26	797,108
2,000,000	U.S. Treasury Bill	(h)	09/15/26	1,991,346
	Total U.S. Treasury Bills			2,788,454
	(Cost $2,787,531)

Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
1,118,655	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (j)	1,118,655
	(Cost $1,118,655)
	Total Investments — 103.5%	518,070,466
	(Cost $522,391,825)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
	Call Options Purchased — 0.0%
1	3 Month SOFR Futures, expiring December 2026	$239,800	$96.75	12/11/26	56
29	U.S. Treasury Long Bond Futures, expiring September 2026	3,141,063	110.00	08/21/26	12,688
	Total Call Options Purchased				12,744
	(Cost $24,040)
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
July 31, 2026
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS (Continued)
	Put Options Purchased — 0.0%
10	U.S. 10-Year Treasury Note Futures, expiring September 2026	$1,080,000	$107.50	08/21/26	$4,062
	(Cost $3,042)
	Total Purchased Options				16,806
	(Cost $27,082)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (1.2)%
	Pass-Through Securities — (1.2)%
	Federal National Mortgage Association
$(1,665,000)	Pool TBA (i)	5.00%	09/01/56	(1,604,977)
(1,223,000)	Pool TBA	3.00%	09/15/56	(1,041,938)
(3,386,000)	Pool TBA (i)	4.00%	09/15/56	(3,089,011)
(488,000)	Pool TBA	4.00%	10/15/56	(445,026)
	Total Investments Sold Short — (1.2)%			(6,180,952)
	(Proceeds $6,290,412)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.4)%
	Call Options Written — (0.0)%
(13)	3 Month SOFR Futures, expiring December 2027	$(3,115,287)	$97.50	12/10/27	(2,519)
(2)	3 Month SOFR Futures, expiring December 2026	(479,600)	97.50	12/11/26	(62)
(4)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(822,438)	103.75	08/21/26	(0)
(1)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(205,609)	104.75	08/21/26	(0)
(28)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(2,967,344)	109.00	08/21/26	(219)
(37)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(3,921,133)	109.50	08/21/26	(289)
(9)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(953,789)	110.00	08/21/26	(0)
(175)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(18,525,391)	107.50	11/20/26	(47,852)
(20)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(2,117,188)	108.00	11/20/26	(3,750)
(4)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(432,000)	109.00	08/21/26	(750)
(20)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(2,154,375)	109.50	11/20/26	(15,000)
(27)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(2,908,406)	109.50	11/20/26	(15,609)
(5)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(538,594)	110.00	11/20/26	(2,266)
(6)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(646,313)	111.00	11/20/26	(1,687)
(34)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(3,662,437)	112.00	11/20/26	(5,844)
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
July 31, 2026
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(8)	U.S. Treasury Long Bond Futures, expiring September 2026	$(866,500)	$113.00	08/21/26	$(500)
(45)	U.S. Treasury Long Bond Futures, expiring September 2026	(4,874,062)	119.00	08/21/26	(703)
(70)	U.S. Treasury Long Bond Futures, expiring September 2026	(7,581,875)	121.00	08/21/26	(0)
(27)	U.S. Treasury Long Bond Futures, expiring December 2026	(2,911,781)	114.00	11/20/26	(14,766)
(68)	U.S. Treasury Long Bond Futures, expiring December 2026	(7,333,375)	115.00	11/20/26	(28,687)
(5)	U.S. Treasury Long Bond Futures, expiring December 2026	(539,219)	116.00	11/20/26	(1,641)
(15)	U.S. Treasury Long Bond Futures, expiring December 2026	(1,617,656)	118.00	11/20/26	(3,047)
(19)	U.S. Treasury Long Bond Futures, expiring December 2026	(2,049,031)	120.00	11/20/26	(2,672)
(12)	Ultra U.S. Treasury Long Bond Futures, expiring September 2026	(1,316,250)	116.00	08/21/26	(750)
(5)	Ultra U.S. Treasury Long Bond Futures, expiring September 2026	(548,438)	118.00	08/21/26	(156)
	Total Call Options Written				(148,769)
	(Premiums received $453,318)
	Put Options Written — (0.4)%
(14)	3 Month SOFR Futures, expiring December 2027	(3,354,925)	96.00	12/10/27	(18,113)
(16)	3 Month SOFR Futures, expiring December 2027	(3,834,200)	96.38	12/10/27	(29,700)
(4)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(822,438)	102.50	08/21/26	(563)
(16)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(3,289,750)	102.75	08/21/26	(4,750)
(18)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(3,700,969)	103.00	08/21/26	(10,125)
(12)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(2,467,313)	103.25	08/21/26	(11,438)
(9)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(1,850,484)	103.50	08/21/26	(12,656)
(1)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(205,609)	103.75	08/21/26	(1,891)
(46)	U.S. 2-Year Treasury Note Futures, expiring December 2026	(9,447,250)	102.50	11/20/26	(28,031)
(23)	U.S. 2-Year Treasury Note Futures, expiring December 2026	(4,723,625)	102.63	11/20/26	(16,172)
(20)	U.S. 2-Year Treasury Note Futures, expiring December 2026	(4,107,500)	102.75	11/20/26	(16,250)
(35)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(3,709,180)	107.00	08/21/26	(38,008)
(134)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(14,200,859)	107.50	08/21/26	(207,281)
(2)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(211,953)	108.00	08/21/26	(4,078)
(21)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(2,225,508)	108.50	08/21/26	(53,156)
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
July 31, 2026
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(89)	U.S. 5-Year Treasury Note Futures, expiring December 2026	$(9,421,484)	$105.00	11/20/26	$(48,672)
(38)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(4,022,656)	105.50	11/20/26	(27,312)
(6)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(635,156)	106.25	11/20/26	(6,422)
(2)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(211,719)	106.50	11/20/26	(2,422)
(35)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(3,780,000)	110.00	08/21/26	(71,641)
(10)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(1,077,188)	106.50	11/20/26	(8,750)
(62)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(6,678,562)	107.00	11/20/26	(63,937)
(13)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(1,400,344)	107.50	11/20/26	(16,047)
(1)	U.S. Treasury Long Bond Futures, expiring September 2026	(108,313)	106.00	08/21/26	(484)
(34)	U.S. Treasury Long Bond Futures, expiring September 2026	(3,682,625)	111.00	08/21/26	(98,812)
(11)	U.S. Treasury Long Bond Futures, expiring October 2026	(1,186,281)	109.00	09/25/26	(26,812)
(11)	U.S. Treasury Long Bond Futures, expiring November 2026	(1,186,281)	108.00	10/23/26	(25,266)
(34)	U.S. Treasury Long Bond Futures, expiring November 2026	(3,666,688)	110.00	10/23/26	(114,750)
(2)	U.S. Treasury Long Bond Futures, expiring December 2026	(215,688)	104.00	11/20/26	(2,563)
(15)	U.S. Treasury Long Bond Futures, expiring December 2026	(1,617,656)	105.00	11/20/26	(23,203)
(16)	U.S. Treasury Long Bond Futures, expiring December 2026	(1,725,500)	106.00	11/20/26	(29,750)
(66)	U.S. Treasury Long Bond Futures, expiring December 2026	(7,117,687)	107.00	11/20/26	(145,406)
(38)	U.S. Treasury Long Bond Futures, expiring December 2026	(4,098,063)	108.00	11/20/26	(100,344)
(55)	U.S. Treasury Long Bond Futures, expiring December 2026	(5,931,406)	109.00	11/20/26	(171,875)
(58)	U.S. Treasury Long Bond Futures, expiring December 2026	(6,254,937)	110.00	11/20/26	(214,781)
(8)	Ultra U.S. Treasury Long Bond Futures, expiring September 2026	(877,500)	112.00	08/21/26	(22,250)
	Total Put Options Written				(1,673,711)
	(Premiums received $891,483)
	Total Written Options				(1,822,480)
	(Premiums received $1,344,801)
	Net Other Assets and Liabilities — (1.9)%				(9,683,409)
	Net Assets — 100.0%				$500,400,431
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
July 31, 2026
Futures Contracts at July 31, 2026 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	176	Sep-2026	$36,187,250	$(81,539)
U.S. 5-Year Treasury Notes	456	Sep-2026	48,325,313	(352,568)
U.S. 10-Year Treasury Notes	317	Sep-2026	34,236,000	(432,597)
			$118,748,563	$(866,704)

Futures Contracts Short
U.S. Treasury Long-Term Bond Futures	278	Sep-2026	$(30,110,875)	$1,007,858
Ultra 10-Year U.S. Treasury Notes	68	Sep-2026	(7,459,812)	44,766
Ultra U.S. Treasury Bond Futures	31	Sep-2026	(3,400,313)	75,626
			$(40,971,000)	$1,128,250
		Total	$77,777,563	$261,546

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2026, securities noted as such amounted to $417,948,690 or 83.5% of net assets.

(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Floating or variable rate security.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2026, securities noted as such are valued at $12,582,942 or 2.5% of net assets.

(g)	Inverse floating rate security.
(h)	Zero coupon security.
(i)	All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I - Mortgage Dollar Rolls and TBA Transactions in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of July 31, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To-Be-Announced Security
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
July 31, 2026

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$269,080,834	$—	$269,080,834	$—
Asset-Backed Securities	163,363,913	—	163,363,913	—
U.S. Government Agency Mortgage-Backed Securities	81,718,610	—	81,718,610	—
U.S. Treasury Bills	2,788,454	—	2,788,454	—
Money Market Funds	1,118,655	1,118,655	—	—
Total Investments	518,070,466	1,118,655	516,951,811	—
Purchased Options	16,806	16,806	—	—
Futures Contracts*	1,128,250	1,128,250	—	—
Total	$519,215,522	$2,263,711	$516,951,811	$—

LIABILITIES TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(6,180,952)	$—	$(6,180,952)	$—
Written Options	(1,822,480)	(1,822,480)	—	—
Futures Contracts*	(866,704)	(866,704)	—	—
Total	$(8,870,136)	$(2,689,184)	$(6,180,952)	$—

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

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First Trust Exchange-Traded Fund IV
Statements of Assets and Liabilities
July 31, 2026

	First Trust Core Investment Grade ETF (FTCB)	First Trust AAA CMBS ETF (CAAA)	First Trust Structured Credit Income Opportunities ETF (SCIO)
ASSETS:
Investments, at value - Unaffiliated	$2,682,123,422	$35,133,333	$518,070,466
Investments, at value - Affiliated	402,700	—	—
Total investments, at value	2,682,526,122	35,133,333	518,070,466
Options contracts purchased, at value	41,750	—	16,806
Cash	4,685,225	—	—
Cash segregated as collateral	913,766	135,198	3,487,699
Receivables:
Investment securities sold	141,647,840	—	32,414,439
Interest	15,138,150	208,054	2,058,381
Capital shares sold	8,188,902	—	—
Variation margin	527,104	—	69,334
Dividends	107,074	3,303	42,737
Total Assets	2,853,775,933	35,479,888	556,159,862

LIABILITIES:
Investments sold short, at value	24,486,638	—	6,180,952
Options contracts written, at value	9,876,800	—	1,822,480
Due to broker	3,609,970	—	—
Payables:
Investment securities purchased	263,526,444	250,701	47,474,259
Investment advisory fees	1,183,983	8,666	281,740
Variation margin	—	30,151	—
Total Liabilities	302,683,835	289,518	55,759,431
NET ASSETS	$2,551,092,098	$35,190,370	$500,400,431

NET ASSETS consist of:
Paid-in capital	$2,604,860,318	$35,434,010	$505,677,217
Par value	1,247,000	17,500	245,000
Accumulated distributable earnings (loss)	(55,015,220)	(261,140)	(5,521,786)
NET ASSETS	$2,551,092,098	$35,190,370	$500,400,431
NET ASSET VALUE, per share	$20.46	$20.11	$20.42
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	124,700,002	1,750,002	24,500,002
Investments, at cost - Unaffiliated	$2,726,049,366	$35,193,322	$522,391,825
Investments, at cost - Affiliated	$407,187	$—	$—
Total investments, at cost	$2,726,456,553	$35,193,322	$522,391,825
Premiums paid on options contracts purchased	$53,743	$—	$27,082
Investments sold short, proceeds	$24,975,536	$—	$6,290,412
Premiums received on options contracts written	$7,331,170	$—	$1,344,801
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Operations
For the Year Ended July 31, 2026

	First Trust Core Investment Grade ETF (FTCB)	First Trust AAA CMBS ETF (CAAA)	First Trust Structured Credit Income Opportunities ETF (SCIO)
INVESTMENT INCOME:
Interest	$95,420,659	$1,254,086	$12,915,518
Dividends - Unaffiliated	1,103,323	35,236	256,262
Dividends - Affiliated	19,300	—	—
Total investment income	96,543,282	1,289,322	13,171,780

EXPENSES:
Investment advisory fees	10,790,981	103,898	1,493,042
Other expenses	81,478	1,220	768
Total expenses	10,872,459	105,118	1,493,810
Less fees waived by the investment advisor	—	(3,894)	(19,289)
Net expenses	10,872,459	101,224	1,474,521
NET INVESTMENT INCOME (LOSS)	85,670,823	1,188,098	11,697,259

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	2,729,975	70,311	(546,128)
Investments sold short	108,780	—	68,943
Purchased options contracts	(137,656)	—	(43,076)
Written options contracts	6,290,543	—	372,853
Distribution of capital gains from investment companies - Affiliated	960	—	—
Futures contracts	(6,386,337)	(122,045)	(1,657,990)
Net realized gain (loss)	2,606,265	(51,734)	(1,805,398)
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	(51,499,712)	(189,720)	(4,492,312)
Investments - Affiliated	(4,000)	—	—
Investments sold short	477,270	—	109,460
Purchased options contracts	(11,609)	—	(8,800)
Written options contracts	(3,465,891)	—	(477,679)
Futures contracts	(282,605)	(85,254)	290,129
Net change in unrealized appreciation (depreciation)	(54,786,547)	(274,974)	(4,579,202)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(52,180,282)	(326,708)	(6,384,600)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,490,541	$861,390	$5,312,659
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Changes in Net Assets

	First Trust Core Investment Grade ETF (FTCB)		First Trust AAA CMBS ETF (CAAA)
	Year Ended 7/31/2026	Year Ended 7/31/2025	Year Ended 7/31/2026	Year Ended 7/31/2025
OPERATIONS:
Net investment income (loss)	$85,670,823	$23,173,334	$1,188,098	$760,361
Net realized gain (loss)	2,606,265	21,821	(51,734)	142,294
Net change in unrealized appreciation (depreciation)	(54,786,547)	7,928,282	(274,974)	(89,064)
Net increase (decrease) in net assets resulting from operations	33,490,541	31,123,437	861,390	813,591

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(96,374,043)	(24,184,002)	(1,312,572)	(874,253)
Return of capital	(8,090,914)	—	(108,830)	—
Total distributions to shareholders	(104,464,957)	(24,184,002)	(1,421,402)	(874,253)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,348,899,895	1,241,959,124	19,512,138	8,159,133
Cost of shares redeemed	—	—	(2,048,015)	(5,073,018)
Net increase (decrease) in net assets resulting from shareholder transactions	1,348,899,895	1,241,959,124	17,464,123	3,086,115
Total increase (decrease) in net assets	1,277,925,479	1,248,898,559	16,904,111	3,025,453

NET ASSETS:
Beginning of period	1,273,166,619	24,268,060	18,286,259	15,260,806
End of period	$2,551,092,098	$1,273,166,619	$35,190,370	$18,286,259

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	60,950,002	1,150,002	900,002	750,002
Shares sold	63,750,000	59,800,000	950,000	400,000
Shares redeemed	—	—	(100,000)	(250,000)
Shares outstanding, end of period	124,700,002	60,950,002	1,750,002	900,002
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Year Ended 7/31/2026	Year Ended 7/31/2025

$11,697,259	$1,046,998
(1,805,398)	176,033
(4,579,202)	(81,498)
5,312,659	1,141,533

(11,135,148)	(1,128,103)
(912,605)	—
(12,047,753)	(1,128,103)

481,451,479	16,469,221
—	(6,108,418)
481,451,479	10,360,803
474,716,385	10,374,233

25,684,046	15,309,813
$500,400,431	$25,684,046

1,250,002	750,002
23,250,000	800,000
—	(300,000)
24,500,002	1,250,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights
For a share outstanding throughout each period
First Trust Core Investment Grade ETF (FTCB)

	Year Ended July 31,		Period Ended 7/31/2024 (a)
	2026	2025
Net asset value, beginning of period	$20.89	$21.10	$20.00
Income from investment operations:
Net investment income (loss) (b)	0.92	0.93	0.67
Net realized and unrealized gain (loss)	(0.23)	(0.08) (c)	1.07 (d)
Total from investment operations	0.69	0.85	1.74
Distributions paid to shareholders from:
Net investment income	(0.93)	(1.01)	(0.64)
Net realized gain	(0.10)	(0.05)	—
Return of capital	(0.09)	—	—
Total distributions	(1.12)	(1.06)	(0.64)
Net asset value, end of period	$20.46	$20.89	$21.10
Total return (e)	3.26%	4.13%	8.77% (d)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,551,092	$1,273,167	$24,268
Ratio of total expenses to average net assets	0.55% (f)	0.55% (f)	0.56% (g) (h)
Ratio of net investment income (loss) to average net assets	4.37% (f)	4.52% (f)	4.46% (g)
Portfolio turnover rate (i)	136%	183%	212%

(a)	Inception date is November 7, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
The Fund received a reimbursement from the advisor in the amount of $195, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(e)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(f)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(g)	Annualized.
(h)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.55%.
(i)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust AAA CMBS ETF (CAAA)

	Year Ended July 31,		Period Ended 7/31/2024 (a)
	2026	2025
Net asset value, beginning of period	$20.32	$20.35	$20.00
Income from investment operations:
Net investment income (loss) (b)	0.84	1.06	0.36
Net realized and unrealized gain (loss)	(0.03)	0.15	0.32
Total from investment operations	0.81	1.21	0.68
Distributions paid to shareholders from:
Net investment income	(0.90)	(1.24)	(0.33)
Net realized gain	(0.04)	—	—
Return of capital	(0.08)	—	—
Total distributions	(1.02)	(1.24)	(0.33)
Net asset value, end of period	$20.11	$20.32	$20.35
Total return (c)	3.98%	6.08%	3.41%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$35,190	$18,286	$15,261
Ratio of total expenses to average net assets	0.36% (d)	0.55% (d) (e)	0.55% (f)
Ratio of net expenses to average net assets	0.35% (d)	0.55% (d) (e)	0.55% (f)
Ratio of net investment income (loss) to average net assets	4.12% (d)	5.21% (d)	4.28% (f)
Portfolio turnover rate (g)	18%	92%	97%

(a)	Inception date is February 27, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.54%.
(f)	Annualized.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Structured Credit Income Opportunities ETF (SCIO)

	Year Ended July 31,		Period Ended 7/31/2024 (a)
	2026	2025
Net asset value, beginning of period	$20.55	$20.41	$20.00
Income from investment operations:
Net investment income (loss) (b)	1.15	1.54	0.45
Net realized and unrealized gain (loss)	(0.09)	0.20	0.36
Total from investment operations	1.06	1.74	0.81
Distributions paid to shareholders from:
Net investment income	(1.10)	(1.58)	(0.40)
Net realized gain	(0.00) (c)	(0.02)	—
Return of capital	(0.09)	—	—
Total distributions	(1.19)	(1.60)	(0.40)
Net asset value, end of period	$20.42	$20.55	$20.41
Total return (d)	5.26%	8.85%	4.06%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$500,400	$25,684	$15,310
Ratio of total expenses to average net assets	0.72% (e)	0.94% (e)	0.95% (f)
Ratio of net expenses to average net assets	0.71% (e)	0.94% (e)	0.95% (f)
Ratio of net investment income (loss) to average net assets	5.65% (e)	7.55% (e)	5.27% (f)
Portfolio turnover rate (g)	98%	100%	116%

(a)	Inception date is February 27, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(e)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)	Annualized.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund IV
July 31, 2026

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below, each a non-diversified series of the Trust. The shares of each Fund are listed and traded on the NYSE Arca, Inc.

First Trust Core Investment Grade ETF (ticker “FTCB”)
First Trust AAA CMBS ETF (ticker “CAAA”)
First Trust Structured Credit Income Opportunities ETF (ticker “SCIO”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”). FTCB and CAAA’s investment objective seeks to maximize long-term total return. SCIO’s investment objective seeks to maximize long-term income.
Under normal market conditions, FTCB seeks to invest 100% of its Investment Portfolio in investment grade securities. Investment grade securities are those securities that are, at the time of purchase, rated as investment grade (i.e., rated Baa3/BBB- or above) by at least one nationally recognized statistical rating organization (“NRSRO”) rating such securities, or if unrated, debt securities determined by the Fund’s investment advisor to be of comparable quality. The Fund’s Investment Portfolio includes only investment grade securities purchased by the Fund’s portfolio managers (the “Investment Portfolio”) and does not include uninvested cash or any other Fund asset unconnected to the Fund’s intended portfolio, including, but not limited to, accounts receivable or assets received as part of an issuer workout.
Under normal market conditions, CAAA will invest at least 80% of its net assets (plus any borrowings for investment purposes) in commercial mortgage-backed securities with a ‘AAA’ rating (or equivalent) at the time of purchase, as determined by at least one NRSRO or, if unrated, as determined by the Fund’s investment advisor to be of comparable credit quality at the time of purchase.
Under normal market conditions, SCIO will invest at least 80% of its net assets (plus any borrowings for investment purposes) in structured credit investments.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2026
Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, municipal securities, and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2026
impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
14)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of July 31, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The Funds invest in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2026
receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Each Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At July 31, 2026, the Funds had no when-issued or delayed-delivery securities. At July 31, 2026, FTCB held $112,738,543 of forward purchase commitments and $10,328,575 of forward purchase commitments sold short. At July 31, 2026, SCIO held $15,602,697 of forward purchase commitments and $3,146,115 of forward purchase commitments sold short.
C. Short Sales
Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in a Fund’s portfolio. When a Fund engages in a short sale, a Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows a Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. A Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by a Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of a Fund’s portfolio. A Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to a Fund.
D. Futures Contracts
Each Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against or gain exposure to changes in interest rates (interest rate risk). Futures contracts are agreements between a Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statements of Operations.
Upon entering into a futures contract, a Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statements of Operations. Pursuant to the contracts, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statements of Assets and Liabilities.
If market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
E. Options Contracts
Each Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts, exchange-listed U.S. Treasury futures contracts and exchange-listed options on secured overnight financing rate futures contracts. FTCB and SCIO use derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.
Each Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2026
a long position (call) or short position (put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When a Fund purchases an option, the premium paid represents the cost of the option, which is included in “Options contracts purchased, at value” on the Statements of Assets and Liabilities. When a Fund writes (sells) an option, an amount equal to the premium received by a Fund is included in “Options contracts written, at value” on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option’s expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.
FTCB and SCIO use options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which a Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge a Fund’s securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in a Fund’s holdings of securities. If the price when the option is exercised is above the exercise price, however, a Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by a Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities a Fund intends to acquire. Realized gains and losses on written options are included in “Net realized gain (loss) on written options contracts” on the Statements of Operations. Realized gains and losses on purchased options are included in “Net realized gain (loss) on purchased options contracts” on the Statements of Operations.
A Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by a Fund. A Fund will pledge in a segregated account at a Fund’s custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.
The risks associated with the use of options on future contracts include the risk that a Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. A Fund’s successful use of options on futures contracts depends on the Advisor’s ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.
F. Interest-Only Securities
An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on each Fund’s Portfolio of Investments.
G. Principal-Only Securities
A principal-only security (“PO Security”) is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2026
H. Stripped Mortgage-Backed Securities
Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of Investments.
I. Mortgage Dollar Rolls and TBA Transactions
Each Fund may invest, without limitation, in mortgage dollar rolls. The Funds intend to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Funds’ investment advisor. In a mortgage dollar roll, a Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in a Fund. Each Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.
J. Affiliated Transactions
FTCB invests in securities of affiliated funds. FTCB investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds at July 31, 2026, and for the fiscal year then ended are as follows:

Security Name	Shares at 7/31/2026	Value at 7/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 7/31/2026	Dividend Income
First Trust AAA CMBS ETF	20,000	$406,700	$—	$—	$(4,000)	$—	$402,700	$19,300
Distributions of capital gains from investments in First Trust AAA CMBS ETF were $960.
K. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2026
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2026 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Core Investment Grade ETF	$92,712,509	$3,661,534	$8,090,914
First Trust AAA CMBS ETF	1,312,572	—	108,830
First Trust Structured Credit Income Opportunities ETF	11,135,148	—	912,605
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Core Investment Grade ETF	$23,758,132	$425,870	$—
First Trust AAA CMBS ETF	874,253	—	—
First Trust Structured Credit Income Opportunities ETF	1,128,103	—	—
As of July 31, 2026, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Core Investment Grade ETF	$—	$(10,123,336)	$(44,891,884)
First Trust AAA CMBS ETF	—	(183,486)	(77,654)
First Trust Structured Credit Income Opportunities ETF	—	(1,894,828)	(3,626,958)
L. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable period ended 2024, and taxable years ended 2025 and 2026 remain open to federal and state audit. As of July 31, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2026, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Core Investment Grade ETF	$—
First Trust AAA CMBS ETF	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2026
Non-Expiring Capital Loss Carryforwards
First Trust Structured Credit Income Opportunities ETF	$1,894,828
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2026, the following Funds incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
First Trust Core Investment Grade ETF	$—	$10,123,336
First Trust AAA CMBS ETF	—	183,486

In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended July 31, 2026, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Core Investment Grade ETF	$(23,903)	$23,903	$—
First Trust AAA CMBS ETF	5,494	(5,494)	—
First Trust Structured Credit Income Opportunities ETF	(15,609)	15,609	—
As of July 31, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Core Investment Grade ETF	$2,692,971,416	$5,119,827	$(50,011,711)	$(44,891,884)
First Trust AAA CMBS ETF	35,123,667	242,961	(320,615)	(77,654)
First Trust Structured Credit Income Opportunities ETF	513,972,344	1,944,941	(5,571,899)	(3,626,958)
M. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
N. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2026
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by FTCB to First Trust for these services will be reduced at certain levels of FTCB’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	FTCB
Fund net assets up to and including $2.5 billion	0.55000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.53625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.52250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.50875%
Fund net assets greater than $10 billion	0.49500%
Effective February 1, 2026, CAAA and SCIO have agreed to pay First Trust an annual unitary management fee based on each Fund’s average daily net assets at a rate set forth below:

Rate
First Trust AAA CMBS ETF	0.29%
First Trust Structured Credit Income Opportunities ETF	0.69%
Prior to February 1, 2026, the annual unitary management fee payable by CAAA and SCIO to First Trust for these services was reduced at certain breakpoints and calculated pursuant to the following schedule:

Breakpoints	CAAA	SCIO
Fund net assets up to and including $2.5 billion	0.45000%	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.43875%	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.42750%	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.41625%	0.78625%
Fund net assets greater than $10 billion	0.40500%	0.76500%
From January 1, 2026 to January 31, 2026, for each of CAAA and SCIO, the Advisor waived management fees of 0.16% of average daily net assets. During any period in which such waiver was in effect, each such Fund was not eligible for any breakpoint discounts. During the year ended July 31, 2026, the Advisor waived fees of $3,894 and $19,289 for CAAA and SCIO, respectively.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2026
are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended July 31, 2026, the cost of purchases and proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities for each Fund, excluding short-term investments, investments sold short and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Core Investment Grade ETF
U.S. Government securities	$2,096,843,897	$1,396,617,165
Non-U.S. Government securities	1,168,603,793	416,199,156
First Trust AAA CMBS ETF
U.S. Government securities	3,148,994	1,005,644
Non-U.S. Government securities	19,946,345	3,995,015
First Trust Structured Credit Income Opportunities ETF
U.S. Government securities	176,769,262	80,462,760
Non-U.S. Government securities	464,204,210	55,830,858
For FTCB, the cost of purchases to cover short sales and the proceeds from short sales were $791,622,868 and $854,634,124, respectively.
For SCIO, the cost of purchases to cover short sales and the proceeds from short sales were $62,352,129 and $72,251,539, respectively.
For the fiscal year ended July 31, 2026, the Funds had no in-kind transactions.
5. Borrowings
The Trust, on behalf of SCIO, along with First Trust Exchange-Traded Fund III, First Trust Series Fund and First Trust Variable Insurance Trust, has a credit agreement with BNY (the “Credit Agreement”) as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the Credit Agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNY charges on behalf of the lenders a commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. The commitment fee and agency fee are allocated amongst the funds that have access to the credit line pursuant to procedures approved by the Board of Trustees. To the extent that SCIO accesses the credit line, there would also be an interest fee charged. SCIO did not draw on the credit line during the fiscal year ended July 31, 2026.
6. Derivative Transactions
The following table presents the types of derivatives held by each Fund at July 31, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
FTCB
Options contracts	Interest Rate Risk	Options contracts purchased, at value	$41,750	Options contracts written, at value	$9,876,800
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	4,712,521	Unrealized depreciation on futures contracts*	4,837,423

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2026
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
CAAA
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	$5,187	Unrealized depreciation on futures contracts*	$92,507
SCIO
Options contracts	Interest Rate Risk	Options contracts purchased, at value	16,806	Options contracts written, at value	1,822,480
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	1,128,250	Unrealized depreciation on futures contracts*	866,704

*
Includes cumulative appreciation/depreciation on futures contracts as reported in each Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended July 31, 2026, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	FTCB	CAAA	SCIO
Interest Rate Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$(137,656)	$—	$(43,076)
Written options contracts	6,290,543	—	372,853
Futures contracts	(6,386,337)	(122,045)	(1,657,990)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(11,609)	—	(8,800)
Written options contracts	(3,465,891)	—	(477,679)
Futures contracts	(282,605)	(85,254)	290,129
FTCB
The average notional value of futures contracts outstanding during the fiscal year ended July 31, 2026, which is indicative of the volume of this derivative type, was $684,646,742.
During the fiscal year ended July 31, 2026, the premiums for purchased options contracts opened were $163,406 and the premiums for purchased options contracts closed, exercised and expired were $137,656.
During the fiscal year ended July 31, 2026, the premiums for written options contracts opened were $16,747,832 and the premiums for written options contracts closed, exercised and expired were $12,133,100.
CAAA
The average notional value of futures contracts outstanding during the fiscal year ended July 31, 2026, which is indicative of the volume of this derivative type, was $10,098,993.
SCIO
The average notional value of futures contracts outstanding during the fiscal year ended July 31, 2026, which is indicative of the volume of this derivative type, was $79,796,886.
During the fiscal year ended July 31, 2026, the premiums for purchased options contracts opened were $69,939 and the premiums for purchased options contracts closed, exercised and expired were $50,739.
During the fiscal year ended July 31, 2026, the premiums for written options contracts opened were $2,259,064 and the premiums for written options contracts closed, exercised and expired were $914,263.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2026
The Funds do not have the right to offset financial assets and financial liabilities related to futures and options contracts on the Statements of Assets and Liabilities.
7. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
8. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2027.
9. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund IV:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, of First Trust Core Investment Grade ETF, First Trust AAA CMBS ETF, and First Trust Structured Credit Income Opportunities ETF (the “Funds”), each a series of the First Trust Exchange-Traded Fund IV, including the portfolios of investments, as of July 31, 2026, and the related statements of operations, statements of changes in net assets, financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2026, and the results of their operations for the year then ended, the changes in their net assets, and the financial highlights for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
First Trust Core Investment Grade ETF	For the year ended July 31, 2026	For the years ended July 31, 2026 and 2025	For the years ended July 31, 2026, 2025, and for the period from November 7, 2023 (commencement of investment operations) through July 31, 2024
First Trust AAA CMBS ETF	For the year ended July 31, 2026	For the years ended July 31, 2026 and 2025	For the years ended July 31, 2026, 2025 and for the period from February 27, 2024 (commencement of investment operations) through July 31, 2024
First Trust Structured Credit Income Opportunities ETF	For the year ended July 31, 2026	For the years ended July 31, 2026 and 2025	For the years ended July 31, 2026, 2025 and for the period from February 27, 2024 (commencement of investment operations) through July 31, 2024
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Chicago, Illinois
September 23, 2026

Report of Independent Registered Public Accounting Firm (Continued)
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund IV
July 31, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended July 31, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund IV (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	628,680,173 2,971,002
Thomas J. Driscoll** Votes For Votes Withheld	628,326,094 3,325,081
Richard E. Erickson* Votes For Votes Withheld	627,601,340 4,049,835
Thomas R. Kadlec* Votes For Votes Withheld	628,267,057 3,384,118
Denise M. Keefe*** Votes For Votes Withheld	628,669,113 2,982,062
Robert F. Keith* Votes For Votes Withheld	627,601,979 4,049,196
Niel B. Nielson* Votes For Votes Withheld	628,257,742 3,393,433
Bronwyn Wright*** Votes For Votes Withheld	379,700,285 251,950,890

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of each of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust AAA CMBS ETF (CAAA)
First Trust Core Investment Grade ETF (FTCB)
First Trust Structured Credit Income Opportunities ETF (SCIO)

Other Information (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2026 (Unaudited)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2027 at a meeting held on June 7–8, 2026. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 13, 2026 and June 7–8, 2026, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 13, 2026, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 7–8, 2026 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. The Board noted that each Fund is an actively-managed ETF. The Board noted that the Advisor’s Government & Securitized Products Team is responsible for the day-to-day management of CAAA’s and SCIO’s investments, and that the Advisor’s Government & Securitized Products Team and Investment Grade Fixed Income Team are responsible for day-to-day management of FTCB’s investments. The Board considered the background and experience of the members of the Teams and noted the Board’s prior meetings with members of the Teams. The Board considered the Advisor’s statement that it applies the same oversight model internally with its Government & Securitized Products Team and Investment Grade Fixed Income Team as it uses for overseeing external sub-advisors, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 13, 2026 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency,

Other Information (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2026 (Unaudited)
custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. The Board noted that, effective February 1, 2026, CAAA’s and SCIO’s unitary fee rate was reduced to an annual rate of 0.29% and 0.69% of its average daily net assets, respectively. Based on the information provided, the Board noted that the total (net) expense ratio for FTCB and SCIO was above the median total (net) expense ratio of the peer funds in its respective Expense Group and that the total (net) expense ratio for CAAA was below the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board also received and reviewed information comparing each Fund’s performance for the one-year period ended December 31, 2025 to the performance of the funds in its Performance Universe and to that of a benchmark index.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for FTCB includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure, including technology, and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2025 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP the exposure of their products to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded Fund IV funds it manages (the “Funds”) in certain member states in the

Other Information (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2026 (Unaudited)
European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2025, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $1,159,188. This figure is comprised of $63,957 paid (or to be paid) in fixed compensation and $1,095,231 paid (or to be paid) in variable compensation. There were a total of 26 beneficiaries of the remuneration described above. Those amounts include $275,639 paid (or to be paid) to senior management of First Trust Advisors L.P. and $883,549 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.
Federal Tax Information
Distributions paid to foreign shareholders during each Fund’s fiscal year ended July 31, 2026 that were properly designated by each Fund as “interest-related dividends” or “short-term capital gain dividends,” may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.
Of the ordinary income (including short-term capital gain) distributions made by each Fund during the fiscal year ended July 31, 2026, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund IV
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	October 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	October 9, 2026
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	October 9, 2026

* Print the name and title of each signing officer under his or her signature.